UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	6/30/2012

Item 1.	Schedule of Investments

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 4.4%
78,401	Boeing Co. (The)	$ 5,825,194
371,150	Exelis, Inc.	3,659,539
32,472	Teledyne Technologies, Inc.*	2,001,899
41,759	United Technologies Corp.	3,154,057

		14,640,689

Airlines — 0.9%
274,365	Delta Air Lines, Inc.*	3,004,297

Auto Components — 1.1%
94,450	Lear Corp.	3,563,598

Automobiles — 1.5%
59,459	Toyota Motor Corp. (Japan), ADR(a)	4,785,260

Biotechnology — 2.7%
335,647	Amarin Corp. PLC (Ireland), ADR*(a)	4,853,456
74,786	Vertex Pharmaceuticals, Inc.*	4,182,033

		9,035,489

Capital Markets — 4.3%
294,398	Charles Schwab Corp. (The)	3,806,566
144,969	Evercore Partners, Inc. (Class A Stock)	3,390,825
44,878	Goldman Sachs Group, Inc. (The)	4,302,005
183,902	Morgan Stanley	2,683,130

		14,182,526

Chemicals — 3.0%
84,279	Monsanto Co.	6,976,616
25,953	PPG Industries, Inc.	2,754,132

		9,730,748

Commercial Banks — 1.6%
154,742	Wells Fargo & Co.	5,174,572

Communications Equipment — 1.0%
210,900	Juniper Networks, Inc.*	3,439,779

Computers & Peripherals — 1.6%
150,253	Dell, Inc.*	1,881,167
135,641	EMC Corp.*	3,476,479

		5,357,646

Diversified Financial Services — 1.8%
89,143	JPMorgan Chase & Co.	3,185,079
78,378	Moody’s Corp.	2,864,716

		6,049,795

Diversified Telecommunication Services — 1.5%
261,103	Vivendi SA (France)	4,851,536

Electric Utilities — 1.3%
117,872	Exelon Corp.	4,434,345

Electronic Equipment & Instruments — 0.9%
490,886	Flextronics International Ltd.*	3,043,493

Energy Equipment & Services — 7.2%
124,582	Cameron International Corp.*	5,320,897
89,448	Ensco PLC (Class A Stock)	4,201,373
68,583	National Oilwell Varco, Inc.	4,419,488
95,570	Schlumberger Ltd.	6,203,449
82,627	Transocean Ltd.	3,695,906

		23,841,113

Food & Staples Retailing — 3.2%
120,872	CVS Caremark Corp.	5,648,349
70,470	Wal-Mart Stores, Inc.	4,913,168

		10,561,517

Food Products — 4.3%
76,296	Bunge Ltd.	4,786,811
150,095	Kraft Foods, Inc. (Class A Stock)	5,796,669
199,834	Tyson Foods, Inc. (Class A Stock)	3,762,874

		14,346,354

Healthcare Equipment & Supplies — 1.8%
336,005	Hologic, Inc.*	6,061,530

Healthcare Providers & Services — 2.9%
42,906	Express Scripts Holding Co.*	2,395,442
59,733	Quest Diagnostics, Inc.	3,578,007
81,319	Universal Health Services, Inc. (Class B Stock)	3,509,728

		9,483,177

Hotels, Restaurants & Leisure — 5.8%
118,668	Accor SA (France)	3,718,746
378,832	International Game Technology(a)	5,966,604
534,954	Pinnacle Entertainment, Inc.*	5,146,258
934,265	Wendy’s Co. (The)	4,409,731

		19,241,339

Household Durables — 1.5%
188,929	Ryland Group, Inc. (The)(a)	4,832,804

Independent Power Producers & Energy Traders — 1.5%
308,978	Calpine Corp.*	5,101,227

Insurance — 3.0%
80,162	Axis Capital Holdings Ltd.	2,609,273
110,686	MetLife, Inc.	3,414,663
310,593	Symetra Financial Corp.	3,919,684

		9,943,620

Internet Software & Services — 1.4%
7,802	Google, Inc. (Class A Stock)*	4,525,706

IT Services — 0.9%
6,946	MasterCard, Inc. (Class A Stock)	2,987,544

Life Sciences Tools & Services — 0.8%
51,062	Thermo Fisher Scientific, Inc.	2,650,628

Machinery — 2.5%
60,332	Dover Corp.	3,234,398
196,816	Xylem, Inc.	4,953,859

		8,188,257

Marine — 0.4%
29,132	Kirby Corp.*(a)	1,371,535

Media — 8.2%
264,472	Comcast Corp. (Class A Stock)	8,304,421
72,700	Liberty Global, Inc. (Series C Stock)*	3,471,425
373,294	News Corp. (Class A Stock)	8,320,723
119,244	Thomson Reuters Corp.	3,392,492
74,238	Viacom, Inc. (Class B Stock)	3,490,671

		26,979,732

Metals & Mining — 0.8%
66,971	Goldcorp, Inc.	2,516,770

Oil, Gas & Consumable Fuels — 5.0%
162,846	Cameco Corp.	3,574,470
170,184	Cobalt International Energy, Inc.*	3,999,324
141,464	Consol Energy, Inc.	4,277,871
34,095	EOG Resources, Inc.	3,072,301
65,285	Peabody Energy Corp.	1,600,788

		16,524,754

Pharmaceuticals — 4.4%
78,375	Eli Lilly & Co.	3,363,071
178,941	Impax Laboratories, Inc.*	3,627,134
333,683	Pfizer, Inc.	7,674,709

		14,664,914

Professional Services — 1.1%
95,586	Manpower, Inc.	3,503,227

Road & Rail — 1.1%
162,542	CSX Corp.	3,634,439

Semiconductors & Semiconductor Equipment — 4.1%
68,526	Broadcom Corp. (Class A Stock)	2,316,179
151,539	Maxim Integrated Products, Inc.	3,885,460
175,478	NVIDIA Corp.*	2,425,106
145,093	Xilinx, Inc.	4,870,772

		13,497,517

Software — 5.2%
379,441	Activision Blizzard, Inc.(a)	4,549,497
363,540	Cadence Design Systems, Inc.*(a)	3,995,305
197,897	Microsoft Corp.	6,053,669
170,787	Symantec Corp.*	2,495,198

		17,093,669

Specialty Retail — 1.4%
244,088	GameStop Corp. (Class A Stock)(a)	4,481,456

	TOTAL LONG-TERM INVESTMENTS (cost $290,903,454)	317,326,602

SHORT-TERM INVESTMENT — 11.9%
Affiliated Money Market Mutual Fund
39,404,223	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,404,223; includes $29,009,870 of cash collateral received for securities on loan)(b)(c)	39,404,223

	TOTAL INVESTMENTS — 108.0% (cost $330,307,677)(d)	356,730,825
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0%)	(26,565,011)

	NET ASSETS — 100.0%	$ 330,165,814

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,099,188; cash collateral of $29,009,870 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$332,147,824	$40,269,218	$(15,686,217)	$24,583,001

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and other book-to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$308,756,320	$8,570,282	$—
Affiliated Money Market Mutual Fund	39,404,223	—	—

Total	$348,160,543	$8,570,282	$—

Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 5.3%
530,282	Boeing Co. (The)	$ 39,399,953
300,437	Precision Castparts Corp.	49,418,882
410,817	United Technologies Corp.	31,029,008

		119,847,843

Auto Components — 0.7%
256,179	BorgWarner, Inc.*(a)	16,802,781

Automobiles — 1.2%
582,946	Harley-Davidson, Inc.	26,658,121

Biotechnology — 3.7%
322,455	Alexion Pharmaceuticals, Inc.*	32,019,781
128,623	Biogen Idec, Inc.*	18,570,589
591,046	Vertex Pharmaceuticals, Inc.*	33,051,292

		83,641,662

Capital Markets — 2.0%
460,561	Goldman Sachs Group, Inc. (The)	44,149,377

Chemicals — 1.6%
442,709	Monsanto Co.	36,647,451

Communications Equipment — 1.1%
449,608	QUALCOMM, Inc.	25,034,173

Computers & Peripherals — 9.8%
264,428	Apple, Inc.*	154,425,952
2,116,559	EMC Corp.*	54,247,407
448,830	NetApp, Inc.*	14,281,771

		222,955,130

Consumer Finance — 1.3%
504,580	American Express Co.	29,371,602

Diversified Financial Services — 0.6%
398,138	JPMorgan Chase & Co.	14,225,471

Electrical Equipment — 0.5%
119,808	Roper Industries, Inc.	11,810,673

Energy Equipment & Services — 1.3%
454,567	National Oilwell Varco, Inc.	29,292,297

Food & Staples Retailing — 3.6%
424,721	Costco Wholesale Corp.	40,348,495
429,329	Whole Foods Market, Inc.	40,923,640

		81,272,135

Food Products — 1.1%
303,501	Mead Johnson Nutrition Co.	24,434,865

Healthcare Providers & Services — 3.2%
633,336	Express Scripts Holding Co.*	35,359,149
629,126	UnitedHealth Group, Inc.	36,803,871

		72,163,020

Hotels, Restaurants & Leisure — 5.6%
92,830	Chipotle Mexican Grill, Inc.*(a)	35,270,758
630,379	Dunkin’ Brands Group, Inc.(a)	21,647,215
876,840	Starbucks Corp.	46,753,109
348,330	Yum! Brands, Inc.(a)	22,439,419

		126,110,501

Internet & Catalog Retail — 4.9%
320,520	Amazon.com, Inc.*	73,190,742
58,448	priceline.com, Inc.*(a)	38,839,865

		112,030,607

Internet Software & Services — 7.3%
303,667	Baidu, Inc. (China), ADR*	34,915,632
492,315	Facebook, Inc. (Class A Stock)*(a)	15,320,843
85,407	Google, Inc. (Class A Stock)*	49,542,038
308,326	LinkedIn Corp. (Class A Stock)*(a)	32,765,804
299,515	Rackspace Hosting, Inc.*(a)	13,160,689
616,250	Tencent Holdings Ltd. (China)	18,198,655
94,424	Youku, Inc. (China), ADR*(a)	2,047,112

		165,950,773

IT Services — 6.8%
225,077	International Business Machines Corp.	44,020,560
156,871	MasterCard, Inc. (Class A Stock)	67,471,786
90,077	Teradata Corp.*	6,486,445
299,085	Visa, Inc. (Class A Stock)	36,975,878

		154,954,669

Life Sciences Tools & Services — 1.8%
729,036	Agilent Technologies, Inc.	28,607,373
308,388	Illumina, Inc.*(a)	12,455,791

		41,063,164

Media — 1.5%
711,834	Walt Disney Co. (The)(a)	34,523,949

Multiline Retail — 0.3%
94,649	Family Dollar Stores, Inc.	6,292,265

Oil, Gas & Consumable Fuels — 2.7%
327,722	Concho Resources, Inc.*	27,895,696
391,458	Occidental Petroleum Corp.	33,575,353

		61,471,049

Personal Products — 1.5%
606,022	Estee Lauder Cos., Inc. (The)(Class A Stock)	32,797,911

Pharmaceuticals — 6.3%
369,605	Allergan, Inc.	34,214,335
698,576	Bristol-Myers Squibb Co.	25,113,807
331,640	Novo Nordisk A/S (Denmark), ADR	48,200,558
6,137	Perrigo Co.	723,736
385,953	Shire PLC (Ireland), ADR	33,342,480

		141,594,916

Real Estate Investment Trusts — 1.6%
525,083	American Tower Corp.	36,708,552

Road & Rail — 1.6%
300,991	Union Pacific Corp.	35,911,236

Semiconductors & Semiconductor Equipment — 2.7%
504,015	Altera Corp.	17,055,868
456,404	ARM Holdings PLC (United Kingdom), ADR(a)	10,857,851
582,677	Avago Technologies Ltd.	20,918,104
369,187	Broadcom Corp. (Class A Stock)	12,478,521

		61,310,344

Software — 5.6%
276,628	Intuit, Inc.	16,417,872
613,173	Red Hat, Inc.*	34,632,011
279,604	Salesforce.com, Inc.*(a)	38,658,049
402,644	VMware, Inc. (Class A Stock)*	36,656,710

		126,364,642

Specialty Retail — 3.0%
386,247	Inditex SA (Spain)	39,924,595
645,062	TJX Cos., Inc.	27,692,512

		67,617,107

Textiles, Apparel & Luxury Goods — 6.3%
1,020,076	Burberry Group PLC (United Kingdom)	21,238,742
391,989	Coach, Inc.	22,923,517
464,745	Lululemon Athletica, Inc.*(a)	27,712,744
454,325	NIKE, Inc. (Class B Stock)	39,880,649
225,754	Ralph Lauren Corp.	31,619,105

		143,374,757

Wireless Telecommunication Services — 0.7%
261,840	Crown Castle International Corp.*	15,359,534

	TOTAL LONG-TERM INVESTMENTS (cost $1,529,690,049)	2,201,742,577

SHORT-TERM INVESTMENT — 11.4%
Affiliated Money Market Mutual Fund
259,456,539	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $259,456,539; includes $205,521,906 of cash collateral received for securities on loan)(b)(c)	259,456,539

	TOTAL INVESTMENTS — 108.6% (cost $1,789,146,588)(d)	2,461,199,116
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6%)	(194,024,042)

	NET ASSETS — 100.0%	$2,267,175,074

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $206,182,013; cash collateral of $205,521,906 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received the following business day and the Series remained in compliance.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,796,232,858	$694,727,746	$(29,761,488)	$664,966,258

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and other book-to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,122,380,585	$79,361,992	$—
Affiliated Money Market Mutual Fund	259,456,539	—	—

Total	$2,381,837,124	$79,361,992	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	193,396	$ 3,881,447
Prudential Government Income Fund, Inc. (Class Z)	126,206	1,270,897
Prudential International Equity Fund (Class Z)	2,459,913	13,849,311
Prudential Jennison 20/20 Focus Fund (Class Q)*	238,587	3,805,459
Prudential Jennison Equity Opportunity Fund (Class Z)	351,703	5,247,414
Prudential Jennison Growth Fund (Class Z)*	112,895	2,358,384
Prudential Jennison Market Neutral Fund (Class Z)*	385,207	3,597,835
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	140,763	4,491,746
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	58,569	2,506,159
Prudential Jennison Small Company Fund, Inc. (Class Q)	151,822	3,326,415
Prudential Jennison Value Fund (Class Q)	360,581	5,149,093
Prudential Large-Cap Core Equity Fund (Class Z)	675,845	8,299,376
Prudential Mid-Cap Value Fund (Class Q)	152,746	2,213,294
Prudential Small-Cap Value Fund (Class Z)	237,744	3,316,527
Prudential Strategic Value Fund (Class Z)	569,599	5,963,701
Prudential Total Return Bond Fund, Inc. (Class Q)	266,866	3,824,185

TOTAL LONG-TERM INVESTMENTS (cost $61,097,601)		73,101,243

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $664,139)(a)	664,139	664,139

TOTAL INVESTMENTS — 100.3% (cost $61,761,740)(b)		73,765,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(190,161)

NET ASSETS — 100.0%		$ 73,575,221

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$65,910,086	$8,280,759	$(425,463)	$7,855,296

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$73,101,243	$—	$—
Affiliated Money Market Mutual Fund	664,139

Total	$73,765,382	$—	$—

Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	315,694	$ 6,335,981
Prudential Government Income Fund, Inc. (Class Z)	1,468,270	14,785,481
Prudential High Yield Fund, Inc. (Class Q)	650,947	3,599,737
Prudential International Equity Fund (Class Z)	1,695,283	9,544,445
Prudential Jennison 20/20 Focus Fund (Class Q)*	157,445	2,511,252
Prudential Jennison Equity Opportunity Fund (Class Z)	167,540	2,499,688
Prudential Jennison Growth Fund (Class Z)*	69,830	1,458,753
Prudential Jennison Market Neutral Fund (Class Z)*	381,571	3,563,873
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	115,652	3,690,454
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	41,670	1,783,074
Prudential Jennison Small Company Fund, Inc. (Class Q)	83,273	1,824,507
Prudential Jennison Value Fund (Class Q)	338,875	4,839,127
Prudential Large-Cap Core Equity Fund (Class Z)	509,422	6,255,706
Prudential Mid-Cap Value Fund (Class Q)	83,670	1,212,378
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	3,288,063	37,746,958
Prudential Small-Cap Value Fund (Class Z)	129,641	1,808,496
Prudential Strategic Value Fund (Class Z)	357,212	3,740,014
Prudential Total Return Bond Fund, Inc. (Class Q)	805,416	11,541,609

TOTAL LONG-TERM INVESTMENTS (cost $101,835,352)		118,741,533

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,085,011)	1,085,011	1,085,011

TOTAL INVESTMENTS(a) —100.2% (cost $102,920,363)(b)		119,826,544
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(270,248)

NET ASSETS — 100.0%		$119,556,296

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$107,609,466	$12,542,031	$(324,953)	$12,217,078

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$118,741,533	$—	$—
Affiliated Money Market Mutual Fund	1,085,011

Total	$119,826,544	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	375,491	$ 7,536,112
Prudential Government Income Fund, Inc. (Class Z)	1,605,210	16,164,464
Prudential High Yield Fund, Inc. (Class Q)	773,599	4,278,000
Prudential International Equity Fund (Class Z)	3,280,516	18,469,306
Prudential Jennison 20/20 Focus Fund (Class Q)*	375,441	5,988,285
Prudential Jennison Equity Opportunity Fund (Class Z)	396,624	5,917,633
Prudential Jennison Growth Fund (Class Z)*	152,550	3,186,773
Prudential Jennison Market Neutral Fund (Class Z)*	604,516	5,646,181
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	229,476	7,322,581
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	80,504	3,444,775
Prudential Jennison Small Company Fund, Inc. (Class Q)	198,002	4,338,228
Prudential Jennison Value Fund (Class Q)	501,791	7,165,569
Prudential Large-Cap Core Equity Fund (Class Z)	957,164	11,753,970
Prudential Mid-Cap Value Fund (Class Q)	198,441	2,875,406
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	1,218,723	13,990,937
Prudential Small-Cap Value Fund (Class Z)	310,462	4,330,944
Prudential Strategic Value Fund (Class Z)	837,599	8,769,666
Prudential Total Return Bond Fund, Inc. (Class Q)	750,438	10,753,774

TOTAL LONG-TERM INVESTMENTS (cost $117,232,676)		141,932,604

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,396,152)	1,396,152	1,396,152

TOTAL INVESTMENTS(a) —100.3% (cost $118,628,828)(b)		143,328,756
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(413,485)

NET ASSETS — 100.0%		$142,915,271

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$126,914,736	$17,048,974	$(634,954)	$16,414,020

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$141,932,604	$—	$—
Affiliated Money Market Mutual Fund	1,396,152

Total	$143,328,756	$—	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 59.3%
Aerospace & Defense — 1.5%
3,100	Alliant Techsystems, Inc.	$ 156,767
200	Astronics Corp.*	5,648
5,023	BAE Systems PLC (United Kingdom)	22,772
1,822	Cobham PLC (United Kingdom)	6,638
1,300	Cubic Corp.	62,504
1,500	Curtiss-Wright Corp.	46,575
500	Ducommun, Inc.*	4,905
30	Elbit Systems Ltd. (Israel)	1,033
611	European Aeronautic Defence and Space Co. NV (France)	21,685
561	Finmeccanica SpA (Italy)*	2,268
13,100	General Dynamics Corp.	864,076
928	Heico Corp.	36,674
20,500	Honeywell International, Inc.	1,144,720
7,200	L-3 Communications Holdings, Inc.	532,872
1,400	LMI Aerospace, Inc.*	24,332
1,209	Meggitt PLC (United Kingdom)	7,316
11,700	Northrop Grumman Corp.	746,343
2,905	Rolls-Royce Holdings PLC (United Kingdom)	39,153
286,200	Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	448
356	Safran SA (France)	13,221
2,500	Singapore Technologies Engineering Ltd. (Singapore)	6,163
1,700	Teledyne Technologies, Inc.*	104,805
146	Thales SA (France)	4,824
13,000	United Technologies Corp.	981,890
77	Zodiac Aerospace (France)	7,833

		4,845,465

Air Freight & Logistics — 0.2%
1,313	Deutsche Post AG (Germany)	23,231
3,000	FedEx Corp.	274,830
1,100	Forward Air Corp.	35,497
391	TNT Express NV (Netherlands)	4,587
947	Toll Holdings Ltd. (Australia)	3,894
2,200	United Parcel Service, Inc. (Class B Stock)	173,272
600	Yamato Holdings Co. Ltd. (Japan)	9,661

		524,972

Airlines — 0.1%
3,500	Alaska Air Group, Inc.*	125,650
1,300	All Nippon Airways Co. Ltd. (Japan)(a)	3,683
600	Allegiant Travel Co.*	41,808
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,242
408	Deutsche Lufthansa AG (Germany)	4,717

4,000	Hawaiian Holdings, Inc.*	26,040
1,400	International Consolidated Airlines Group SA (United Kingdom)*	3,513
1,762	Qantas Airways Ltd. (Australia)*	1,957
800	Singapore Airlines Ltd. (Singapore)	6,597

		217,207

Auto Components — 0.1%
250	Aisin Seiki Co. Ltd. (Japan)	8,357
1,000	Bridgestone Corp. (Japan)	22,964
279	Cie Generale des Etablissements Michelin (France)	18,254
124	Continental AG (Germany)	10,337
6,200	Dana Holding Corp.	79,422
800	Denso Corp. (Japan)	27,337
7,300	Federal-Mogul Corp.*	80,300
2,410	GKN PLC (United Kingdom)	6,833
100	Koito Manufacturing Co. Ltd. (Japan)	1,401
1,400	Lear Corp.	52,822
700	Modine Manufacturing Co.*	4,851
300	NGK Spark Plug Co. Ltd. (Japan)	3,963
300	NHK Spring Co. Ltd. (Japan)	3,240
300	NOK Corp. (Japan)	6,405
171	Nokian Renkaat OYJ (Finland)	6,496
333	Pirelli & C. SpA (Italy)	3,512
200	Stanley Electric Co. Ltd. (Japan)	3,106
300	Sumitomo Rubber Industries Ltd. (Japan)	3,907
400	Superior Industries International, Inc.	6,548
700	Tower International, Inc.*	7,350
100	Toyoda Gosei Co. Ltd. (Japan)	2,305
200	Toyota Boshoku Corp. (Japan)	2,430
250	Toyota Industries Corp. (Japan)	7,168

		369,308

Automobiles — 0.7%
514	Bayerische Motoren Werke AG (Germany)	37,197
300	Daihatsu Motor Co. Ltd. (Japan)	5,252
1,407	Daimler AG (Germany)	63,230
1,358	Fiat SpA (Italy)*	6,847
121,600	Ford Motor Co.(a)	1,166,144
1,000	Fuji Heavy Industries Ltd. (Japan)	8,102
3,700	Harley-Davidson, Inc.	169,201
2,500	Honda Motor Co. Ltd. (Japan)	87,239
2,000	Isuzu Motors Ltd. (Japan)	10,713
3,000	Mazda Motor Corp. (Japan)*	4,085
6,000	Mitsubishi Motors Corp. (Japan)*	6,050
3,900	Nissan Motor Co. Ltd. (Japan)	37,033
330	Peugeot SA (France)*	3,255
295	Renault SA (France)	11,780
600	Suzuki Motor Corp. (Japan)	12,320
10,200	Thor Industries, Inc.	279,582

4,300	Toyota Motor Corp. (Japan)	173,558
47	Volkswagen AG (Germany)	7,102
400	Yamaha Motor Co. Ltd. (Japan)	3,830

		2,092,520

Beverages — 1.2%
1,246	Anheuser-Busch InBev NV (Belgium)	98,236
600	Asahi Group Holdings Ltd. (Japan)	12,890
160	Carlsberg A/S (Denmark) (Class B Stock)	12,629
816	Coca-Cola Amatil Ltd. (Australia)	11,214
900	Coca-Cola Bottling Co. Consolidated	57,852
18,820	Coca-Cola Co. (The)	1,471,536
14,100	Coca-Cola Enterprises, Inc.	395,364
254	Coca-Cola Hellenic Bottling Co. SA (Greece)*	4,500
100	Coca-Cola West Co. Ltd. (Japan)	1,744
3,884	Diageo PLC (United Kingdom)	100,110
162	Heineken Holding NV (Netherlands)	7,256
373	Heineken NV (Netherlands)	19,451
1,300	Kirin Holdings Co. Ltd. (Japan)	15,322
800	MGP Ingredients, Inc.	2,568
7,300	Molson Coors Brewing Co. (Class B Stock)	303,753
1,300	Monster Beverage Corp.*	92,560
2,300	National Beverage Corp.*	34,362
14,200	PepsiCo, Inc.	1,003,372
329	Pernod-Ricard SA (France)	35,181
67	Remy Cointreau SA (France)	7,361
1,482	SABMiller PLC (United Kingdom)	59,459

		3,746,720

Biotechnology — 1.2%
3,500	Acorda Therapeutics, Inc.*	82,460
190	Actelion Ltd. (Switzerland)	7,815
5,900	Alnylam Pharmaceuticals, Inc.*	68,853
12,900	Amgen, Inc.	942,216
5,400	Biogen Idec, Inc.*	779,652
18,100	Celgene Corp.*	1,161,296
846	CSL Ltd. (Australia)	34,315
1,100	Cubist Pharmaceuticals, Inc.*	41,701
500	Dusa Pharmaceuticals, Inc.*	2,610
600	Genomic Health, Inc.*	20,040
231	Grifols SA (Spain)*	5,853
1,000	Ligand Pharmaceuticals, Inc. (Class B Stock)*	16,940
2,000	Myriad Genetics, Inc.*	47,540
1,300	Onyx Pharmaceuticals, Inc.*	86,385
2,600	Opko Health, Inc.*	11,960
15,000	PDL BioPharma, Inc.	99,450
800	Pharmacyclics, Inc.*	43,688
1,400	Progenics Pharmaceuticals, Inc.*	13,692
1,800	Spectrum Pharmaceuticals, Inc.*	28,008

2,000	Targacept, Inc.*	8,600
900	Theravance, Inc.*	19,998
300	Trius Therapeutics, Inc.*	1,728
5,000	United Therapeutics Corp.*(a)	246,900
500	Vanda Pharmaceuticals, Inc.*	2,200

		3,773,900

Building Products — 0.1%
700	A.O. Smith Corp.	34,223
200	American Woodmark Corp.*	3,420
1,600	Asahi Glass Co. Ltd. (Japan)	10,794
515	Assa Abloy AB (Sweden) (Class B Stock)	14,382
623	Cie de Saint-Gobain (France)	23,019
400	Daikin Industries Ltd. (Japan)	11,265
9,100	Fortune Brands Home & Security, Inc.*(a)	202,657
63	Geberit AG (Switzerland)	12,429
3,800	Gibraltar Industries, Inc.*	39,444
400	LIXIL Group Corp. (Japan)	8,442
1,700	NCI Building Systems, Inc.*	18,411
500	Toto Ltd. (Japan)	3,728
800	Universal Forest Products, Inc.	31,184

		413,398

Capital Markets — 1.0%
1,507	3i Group PLC (United Kingdom)	4,660
1,140	Aberdeen Asset Management PLC (United Kingdom)	4,643
600	Arlington Asset Investment Corp. (Class A Stock)	13,026
1,500	Calamos Asset Management, Inc. (Class A Stock)	17,175
1,100	Cowen Group, Inc. (Class A Stock)*	2,926
1,805	Credit Suisse Group AG (Switzerland)	33,026
2,600	Daiwa Securities Group, Inc. (Japan)	9,799
1,442	Deutsche Bank AG (Germany)	52,047
2,500	Franklin Resources, Inc.	277,475
333	GAM Holding AG (Switzerland)	3,718
800	GAMCO Investors, Inc. (Class A Stock)	35,512
14,415	Goldman Sachs Group, Inc. (The)	1,381,822
890	ICAP PLC (United Kingdom)	4,711
800	INTL FCStone, Inc.*	15,480
878	Investec PLC (United Kingdom)	5,125
306	Julius Baer Group Ltd. (Switzerland)	11,095
5,700	Knight Capital Group, Inc. (Class A Stock)*	68,058
514	Macquarie Group Ltd. (Australia)	13,880
2,620	Man Group PLC (United Kingdom)	3,135
725	Mediobanca SpA (Italy)	3,197
400	Medley Capital Corp.	4,816
68,300	Morgan Stanley	996,497
5,600	Nomura Holdings, Inc. (Japan)	20,936
10	Partners Group Holding AG (Switzerland)	1,778
4,300	PennantPark Investment Corp.	44,505

268	Ratos AB (Sweden) (Class B Stock)	2,545
34	SBI Holdings, Inc. (Japan)	2,526
151	Schroders PLC (United Kingdom)	3,165
1,900	Solar Capital Ltd.	42,294
600	SWS Group, Inc.*	3,198
100	THL Credit, Inc.	1,347
5,648	UBS AG (Switzerland)	66,094

		3,150,211

Chemicals — 1.1%
900	A. Schulman, Inc.	17,865
507	Air Liquide SA (France)	57,965
200	Air Water, Inc. (Japan)	2,425
364	Akzo Nobel NV (Netherlands)	17,132
96	Arkema SA (France)	6,295
2,000	Asahi Kasei Corp. (Japan)	10,841
1,425	BASF SE (Germany)	99,087
5,200	CF Industries Holdings, Inc.	1,007,448
6,500	Chemtura Corp.*	94,250
210	Croda International PLC (United Kingdom)	7,461
500	Daicel Corp. (Japan)	3,076
700	Denki Kagaku Kogyo K.K. (Japan)	2,447
8,100	Eastman Chemical Co.	407,997
13	Givaudan SA (Switzerland)	12,759
200	Hitachi Chemical Co. Ltd. (Japan)	3,151
11,300	Huntsman Corp.	146,222
2,730	Incitec Pivot Ltd. (Australia)	8,065
745	Israel Chemicals Ltd. (Israel)	8,243
3	Israel Corp. Ltd. (The) (Israel)	1,697
333	Johnson Matthey PLC (United Kingdom)	11,548
300	JSR Corp. (Japan)	5,205
250	K+S AG (Germany)	11,445
500	Kaneka Corp. (Japan)	2,765
300	Kansai Paint Co. Ltd. (Japan)	3,215
244	Koninklijke DSM NV (Netherlands)	12,029
2,200	Koppers Holdings, Inc.	74,800
500	Kuraray Co. Ltd. (Japan)	6,480
129	Lanxess AG (Germany)	8,164
265	Linde AG (Germany)	41,271
2,600	LSB Industries, Inc.*	80,366
11,800	LyondellBasell Industries NV (Netherlands) (Class A Stock)	475,186
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	8,817
600	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,411
1,300	Mitsui Chemicals, Inc. (Japan)	3,255
300	Nitto Denko Corp. (Japan)	12,853
330	Novozymes A/S (Denmark) (Class B Stock)	8,557
2,500	Olin Corp.	52,225
568	Orica Ltd. (Australia)	14,468
5,500	PolyOne Corp.	75,240

5,000	PPG Industries, Inc.	530,600
600	Shin-Etsu Chemical Co. Ltd. (Japan)	33,041
2,000	Showa Denko K.K. (Japan)	3,886
3	Sika AG (Switzerland)	5,793
92	Solvay SA (Belgium)	9,083
170	Stepan Co.	16,011
2,000	Sumitomo Chemical Co. Ltd. (Japan)	6,148
147	Syngenta AG (Switzerland)	50,322
400	Taiyo Nippon Sanso Corp. (Japan)	2,337
1,500	Teijin Ltd. (Japan)	4,566
2,300	Toray Industries, Inc. (Japan)	15,683
1,000	Tosoh Corp. (Japan)	2,727
1,500	UBE Industries Ltd. (Japan)	3,489
25	Wacker Chemie AG (Germany)(a)	1,722
290	Yara International ASA (Norway)	12,691

		3,523,825

Commercial Banks — 2.7%
1,000	Aozora Bank Ltd. (Japan)	2,381
4,172	Australia & New Zealand Banking Group Ltd. (Australia)	95,039
9,970	Banca Monte dei Paschi di Siena SpA (Italy)*	2,486
600	BancFirst Corp.	25,146
7,350	Banco Bilbao Vizcaya Argentaria SA (Spain)	52,489
3,221	Banco de Sabadell SA (Spain)	6,255
3,487	Banco Espirito Santo SA (Portugal)*	2,384
3,000	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	64,290
2,563	Banco Popolare SC (Italy)*	3,441
1,662	Banco Popular Espanol SA (Spain)(a)	3,759
14,527	Banco Santander SA (Spain)	96,100
1,837	Bank Hapoalim BM (Israel)	5,666
1,944	Bank Leumi Le-Israel BM (Israel)*	4,749
1,800	Bank of East Asia Ltd. (Hong Kong)	6,488
500	Bank of Kyoto Ltd. (The) (Japan)	3,788
2,000	Bank of Yokohama Ltd. (The) (Japan)	9,456
900	Banner Corp.	19,719
5	Banque Cantonale Vaudoise (Switzerland)	2,650
17,989	Barclays PLC (United Kingdom)	45,966
6,000	BB&T Corp.	185,100
606	Bendigo and Adelaide Bank Ltd. (Australia)	4,631
1,567	BNP Paribas SA (France)	60,415
6,000	BOC Hong Kong Holdings Ltd. (Hong Kong)	18,471
1,246	CaixaBank (Spain)	4,057
500	Camden National Corp.	18,310
1,200	Cardinal Financial Corp.	14,736
3,800	Cathay General Bancorp	62,738
200	Centerstate Banks, Inc.	1,430
1,700	Chemical Financial Corp.	36,550
1,500	Chiba Bank Ltd. (The) (Japan)	9,010

300	Chugoku Bank Ltd. (The) (Japan)	3,910
1,100	Citizens & Northern Corp.	20,955
5,643	Commerzbank AG (Germany)*	9,584
2,424	Commonwealth Bank of Australia (Australia)	132,750
2,000	Community Trust Bancorp, Inc.	66,980
1,756	Credit Agricole SA (France)*	7,748
1,012	Danske Bank A/S (Denmark)*	14,071
2,800	DBS Group Holdings Ltd. (Singapore)	30,928
1,517	DNB ASA (Norway)	15,084
1,100	Eagle Bancorp, Inc.*	17,325
800	Enterprise Financial Services Corp.	8,768
280	Erste Group Bank AG (Austria)*(a)	5,318
41,000	Fifth Third Bancorp	549,400
2,100	Financial Institutions, Inc.	35,448
1,300	First Bancorp	11,557
4,000	First Commonwealth Financial Corp.	26,920
2,700	First Community Bancshares, Inc.	38,961
200	First Financial Corp.	5,800
2,900	First Interstate Bancsystem, Inc.	41,296
1,300	First Merchants Corp.	16,198
1,300	Fukuoka Financial Group, Inc. (Japan)	5,076
1,000	Gunma Bank Ltd. (The) (Japan)	4,731
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,198
1,100	Hancock Holding Co.	33,484
1,200	Hang Seng Bank Ltd. (Hong Kong)	16,498
2,600	Hanmi Financial Corp.*	27,248
300	Home Bancshares, Inc.	9,174
27,941	HSBC Holdings PLC (United Kingdom)	246,211
64,700	Huntington Bancshares, Inc.	414,080
2,000	International Bancshares Corp.	39,040
15,636	Intesa SanPaolo SpA (Italy)	22,254
1,447	Intesa SanPaolo SpA-RSP (Italy)	1,648
400	Iyo Bank Ltd. (The) (Japan)	3,194
1,000	Joyo Bank Ltd. (The) (Japan)	4,550
316	KBC Groep NV (Belgium)	6,683
44,200	KeyCorp	342,108
400	Lakeland Financial Corp.	10,732
64,130	Lloyds Banking Group PLC (United Kingdom)*	31,328
4,000	MainSource Financial Group, Inc.	47,320
19,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	94,859
180	Mizrahi Tefahot Bank Ltd. (Israel)*	1,404
35,460	Mizuho Financial Group, Inc. (Japan)	59,901
3,474	National Australia Bank Ltd. (Australia)	84,618
1,281	Natixis (France)	3,451
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,428
4,083	Nordea Bank AB (Sweden)	35,187
4,074	Oversea-Chinese Banking Corp. Ltd. (Singapore)	28,489
1,300	Peoples Bancorp, Inc.	28,574
5,900	PNC Financial Services Group, Inc.	360,549

200	Preferred Bank*	2,672
64	Raiffeisen Bank International AG (Austria)	2,095
16,400	Regions Financial Corp.	110,700
1,700	Republic Bancorp, Inc. (Class A Stock)	37,825
2,800	Resona Holdings, Inc. (Japan)	11,535
3,180	Royal Bank of Scotland Group PLC (United Kingdom)*	10,772
800	Seven Bank Ltd. (Japan)	2,054
2,000	Shinsei Bank Ltd. (Japan)	2,433
900	Shizuoka Bank Ltd. (The) (Japan)	9,260
2,189	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	14,216
1,149	Societe Generale SA (France)*	26,944
1,000	Southwest Bancorp, Inc.*	9,410
3,700	Standard Chartered PLC (United Kingdom)	80,375
400	State Bank Financial Corp.*	6,064
200	StellarOne Corp.	2,496
1,100	Sterling Financial Corp.*	20,779
2,067	Sumitomo Mitsui Financial Group, Inc. (Japan)	68,283
4,880	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	14,585
27,500	SunTrust Banks, Inc.	666,325
300	Suruga Bank Ltd. (Japan)	3,073
3,100	Susquehanna Bancshares, Inc.	31,930
761	Svenska Handelsbanken AB (Sweden) (Class A Stock)	25,019
1,273	Swedbank AB (Sweden) (Class A Stock)	20,055
25,108	U.S. Bancorp	807,473
6,286	UniCredit SpA (Italy)*	23,834
800	Union First Market Bankshares Corp.	11,560
1,160	Unione di Banche Italiane ScpA (Italy)	3,790
2,000	United Overseas Bank Ltd. (Singapore)	29,699
300	Univest Corp. of Pennsylvania	4,959
400	Washington Trust Bancorp, Inc.	9,752
1,800	Webster Financial Corp.	38,988
72,241	Wells Fargo & Co.	2,415,739
2,100	WesBanco, Inc.	44,646
900	West Bancorporation, Inc.	8,559
4,799	Westpac Banking Corp. (Australia)	104,792
1,400	Wilshire Bancorp, Inc.*	7,672
500	Wing Hang Bank Ltd. (Hong Kong)	4,862
500	Yamaguchi Financial Group, Inc. (Japan)	4,410

		8,596,353

Commercial Services & Supplies — 0.2%
415	Aggreko PLC (United Kingdom)	13,496
523	Babcock International Group PLC (United Kingdom)	7,005
2,249	Brambles Ltd. (Australia)	14,264
4,000	Brink’s Co. (The)	92,720
1,000	Consolidated Graphics, Inc.*	29,050
5,900	Copart, Inc.*	139,771
1,500	Courier Corp.	19,875
800	Dai Nippon Printing Co. Ltd. (Japan)	6,267

900	Deluxe Corp.	22,446
263	Edenred (France)	7,456
900	Encore Capital Group, Inc.*	26,658
2,189	G4S PLC (United Kingdom)	9,567
500	Intersections, Inc.	7,925
1,000	Mine Safety Appliances Co.	40,240
2,200	Rollins, Inc.	49,214
300	Secom Co. Ltd. (Japan)	13,758
486	Securitas AB (Sweden) (Class B Stock)	3,779
773	Serco Group PLC (United Kingdom)	6,491
40	Societe BIC SA (France)	4,132
700	Standard Parking Corp.*	15,064
5,000	Steelcase, Inc. (Class A Stock)	45,150
4,000	Sykes Enterprises, Inc.*	63,840
2,400	Tetra Tech, Inc.*	62,592
900	Toppan Printing Co. Ltd. (Japan)	6,012
200	United Stationers, Inc.	5,390
200	US Ecology, Inc.	3,548

		715,710

Communications Equipment — 1.4%
3,377	Alcatel-Lucent (France)*(a)	5,558
2,200	ARRIS Group, Inc.*	30,602
1,600	Black Box Corp.	45,920
2,200	Calix, Inc.*	18,084
99,966	Cisco Systems, Inc.	1,716,416
400	Digi International, Inc.*	4,096
4,400	Emulex Corp.*	31,680
7,500	F5 Networks, Inc.*	746,700
1,000	Globecomm Systems, Inc.*	10,140
900	Ixia*	10,818
1,200	Loral Space & Communications, Inc.	80,820
3,100	NETGEAR, Inc.*	106,981
5,812	Nokia OYJ (Finland)	11,857
2,500	Plantronics, Inc.	83,500
27,100	QUALCOMM, Inc.	1,508,928
4,674	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	42,766

		4,454,866

Computers & Peripherals — 3.2%
13,700	Apple, Inc.*	8,000,800
500	Datalink Corp.*	4,775
30,300	Dell, Inc.*(a)	379,356
4,300	Electronics for Imaging, Inc.*	69,875
18,900	EMC Corp.*	484,407
2,500	Fujitsu Ltd. (Japan)	11,964
157	Gemalto NV (France)	11,276
56,800	Hewlett-Packard Co.	1,142,248
4,000	NEC Corp. (Japan)*	6,224

700	Rimage Corp.	5,600
200	Seiko Epson Corp. (Japan)	2,030
6,200	Toshiba Corp. (Japan)	23,600
2,400	Xyratex Ltd.	27,144

		10,169,299

Construction & Engineering — 0.1%
207	ACS Actividades de Construccion y Servicios SA (Spain)	4,434
1,105	Balfour Beatty PLC (United Kingdom)	5,167
346	Bouygues SA (France)	9,284
200	Chiyoda Corp. (Japan)	2,450
518	Ferrovial SA (Spain)	5,842
58	Hochtief AG (Germany)*	2,811
400	JGC Corp. (Japan)	11,597
1,300	Kajima Corp. (Japan)	3,817
4,500	KBR, Inc.	111,195
200	Kinden Corp. (Japan)	1,310
90	Koninklijke Boskalis Westminster NV (Netherlands)	2,970
500	Layne Christensen Co.*	10,345
218	Leighton Holdings Ltd. (Australia)	3,672
300	Michael Baker Corp.*	7,827
1,000	Obayashi Corp. (Japan)	4,391
4,200	Primoris Services Corp.	50,400
1,000	Shimizu Corp. (Japan)	3,469
582	Skanska AB (Sweden) (Class B Stock)	8,919
1,500	Taisei Corp. (Japan)	4,020
704	Vinci SA (France)	32,902

		286,822

Construction Materials
973	Boral Ltd. (Australia)	2,965
1,116	CRH PLC (Ireland)	21,380
2,100	Eagle Materials, Inc.	78,414
979	Fletcher Building Ltd. (New Zealand)	4,634
201	HeidelBergCement AG (Germany)	9,650
369	Holcim Ltd. (Switzerland)	20,445
53	Imerys SA (France)	2,702
570	James Hardie Industries SE (Australia)	4,700
283	Lafarge SA (France)	12,638
1,000	Taiheiyo Cement Corp. (Japan)	2,296

		159,824

Consumer Finance — 0.6%
100	Aeon Credit Service Co. Ltd. (Japan)(a)	1,855
980	Credit Acceptance Corp.*	82,741
200	Credit Saison Co. Ltd. (Japan)	4,447
18,100	Discover Financial Services	625,898
4,300	Nelnet, Inc. (Class A Stock)	98,900
60,500	SLM Corp.	950,455

		1,764,296

Containers & Packaging — 0.1%
1,873	Amcor Ltd. (Australia)	13,673
21,100	Owens-Illinois, Inc.*	404,487
1,361	Rexam PLC (United Kingdom)	8,983
200	Toyo Seikan Kaisha Ltd. (Japan)	2,427

		429,570

Distributors — 0.3%
800	Core-Mark Holding Co., Inc.	38,512
15,200	Genuine Parts Co.(a)	915,800
200	Jardine Cycle & Carriage Ltd. (Singapore)	7,371
8,000	Li & Fung Ltd. (Hong Kong)	15,490

		977,173

Diversified Consumer Services
100	Benesse Holdings, Inc. (Japan)	4,477
1,700	Capella Education Co.*	59,092
400	Education Management Corp.*	2,780
500	Grand Canyon Education, Inc.*	10,470
900	Hillenbrand, Inc.	16,542
500	Lincoln Educational Services Corp.	3,250

		96,611

Diversified Financial Services — 1.3%
246	ASX Ltd. (Australia)	7,551
34,845	Bank of America Corp.	285,032
66,870	Citigroup, Inc.	1,832,907
303	Deutsche Boerse AG (Germany)	16,347
46	Eurazeo (France)	1,771
130	Exor SpA (Italy)	2,795
5,000	First Pacific Co. Ltd. (Hong Kong)	5,186
500	Gain Capital Holdings, Inc.	2,495
125	Groupe Bruxelles Lambert SA (Belgium)	8,485
1,600	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	23,022
183	Industrivarden AB (Sweden) (Class C Stock)	2,358
5,944	ING Groep NV (Netherlands)*	39,849
319	Investment AB Kinnevik (Sweden) (Class B Stock)	6,403
707	Investor AB (Sweden) (Class B Stock)	13,499
56,130	JPMorgan Chase & Co.	2,005,525
313	London Stock Exchange Group PLC (United Kingdom)	4,941
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,744
700	NASDAQ OMX Group, Inc. (The)	15,869
160	ORIX Corp. (Japan)	14,911
40	Pargesa Holding SA (Switzerland)	2,382
184	Pohjola Bank PLC (Finland) (Class A Stock)	2,147
1,300	Singapore Exchange Ltd. (Singapore)	6,531
57	Wendel SA (France)	4,221

		4,307,971

Diversified Telecommunication Services — 1.5%
52,810	AT&T, Inc.	1,883,205
200	Atlantic Tele-Network, Inc.	6,746
236	Belgacom SA (Belgium)	6,711
2,949	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,138
12,076	BT Group PLC (United Kingdom)	40,014
900	Cbeyond, Inc.*	6,093
400	Consolidated Communications Holdings, Inc.	5,920
4,359	Deutsche Telekom AG (Germany)	47,772
215	Elisa OYJ (Finland)	4,330
2,877	France Telecom SA (France)	37,828
400	IDT Corp. (Class B Stock)	3,924
35	Iliad SA (France)	5,068
640	Inmarsat PLC (United Kingdom)	4,939
2,221	Koninklijke KPN NV (Netherlands)(a)	21,237
700	Nippon Telegraph & Telephone Corp. (Japan)	32,641
6,200	PCCW Ltd. (Hong Kong)	2,287
974	Portugal Telecom SGPS SA (Portugal)	4,266
3,200	Premiere Global Services, Inc.*	26,848
200	Primus Telecommunications Group, Inc.	3,114
12,400	Singapore Telecommunications Ltd. (Singapore)	32,473
38	Swisscom AG (Switzerland)	15,309
943	TDC A/S (Denmark)	6,554
452	Tele2 AB (Sweden) (Class B Stock)	7,003
3,118	Telecom Corp. of New Zealand Ltd. (New Zealand)	5,937
14,575	Telecom Italia SpA (Italy)	14,402
9,850	Telecom Italia SpA-RSP (Italy)	7,982
6,530	Telefonica SA (Spain)	85,957
457	Telekom Austria AG (Austria)	4,492
88	Telenet Group Holding NV (Belgium)	3,851
1,123	Telenor ASA (Norway)	18,775
3,360	TeliaSonera AB (Sweden)	21,466
6,758	Telstra Corp. Ltd. (Australia)	25,605
56,150	Verizon Communications, Inc.	2,495,306
2,000	Vivendi SA (France)	37,162

		4,928,355

Electric Utilities — 0.9%
37	Acciona SA (Spain)	2,212
20,800	American Electric Power Co., Inc.	829,920
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,054
1,000	Chubu Electric Power Co., Inc. (Japan)	16,216
400	Chugoku Electric Power Co., Inc. (The) (Japan)	6,597
3,000	CLP Holdings Ltd. (Hong Kong)	25,497
561	Contact Energy Ltd. (New Zealand)*	2,171
2,811	EDP - Energias de Portugal SA (Portugal)	6,650

3,300	El Paso Electric Co.	109,428
373	Electricite de France SA (France)	8,299
10,215	Enel SpA (Italy)	32,983
7,600	Entergy Corp.	515,964
11,800	Exelon Corp.	443,916
689	Fortum OYJ (Finland)	13,084
300	Hokkaido Electric Power Co., Inc. (Japan)	3,877
200	Hokuriku Electric Power Co. (Japan)	3,114
5,971	Iberdrola SA (Spain)	28,191
1,000	IDACORP, Inc.	42,080
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	13,192
700	Kyushu Electric Power Co., Inc. (Japan)	8,304
300	MGE Energy, Inc.	14,190
5,600	NV Energy, Inc.	98,448
400	PNM Resources, Inc.	7,816
4,900	Portland General Electric Co.	130,634
2,000	Power Assets Holdings Ltd. (Hong Kong)	15,008
15,700	PPL Corp.	436,617
168	Red Electrica Corp. SA (Spain)	7,332
200	Shikoku Electric Power Co., Inc. (Japan)	4,251
2,261	SP AusNet (Australia)	2,370
1,456	SSE PLC (United Kingdom)	31,763
2,027	Terna Rete Elettrica Nazionale SpA (Italy)	7,325
600	Tohoku Electric Power Co., Inc. (Japan)*	6,029
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)*	4,258
82	Verbund AG (Austria)	1,878

		2,885,668

Electrical Equipment — 0.5%
3,413	ABB Ltd. (Switzerland)	55,728
1,000	Acuity Brands, Inc.	50,910
320	Alstom SA (France)	10,124
8,200	Babcock & Wilcox Co. (The)*	200,900
800	Belden, Inc.	26,680
3,200	Brady Corp. (Class A Stock)	88,032
15,900	Emerson Electric Co.	740,622
3,200	EnerSys*	112,224
1,000	Fuji Electric Co. Ltd. (Japan)	2,440
1,000	Furukawa Electric Co. Ltd. (Japan)	2,365
900	Generac Holdings, Inc.*	21,654
500	GS Yuasa Corp. (Japan)	2,286
369	Legrand SA (France)	12,524
3,000	Mitsubishi Electric Corp. (Japan)	25,100
200	Nidec Corp. (Japan)	15,207
294	Prysmian SpA (Italy)	4,385
400	Roper Industries, Inc.	39,432
836	Schneider Electric SA (France)	46,468
1,100	Sumitomo Electric Industries Ltd. (Japan)	13,707
200	Ushio, Inc. (Japan)	2,479

		1,473,267

Electronic Equipment, Instruments & Components — 0.4%
1,000	Agilysys, Inc.*	8,670
500	Anixter International, Inc.	26,525
4,400	Avnet, Inc.*	135,784
1,600	Benchmark Electronics, Inc.*	22,320
3,500	Brightpoint, Inc.*	18,935
400	Citizen Holdings Co. Ltd. (Japan)	2,346
7,300	Dolby Laboratories, Inc. (Class A Stock)*	301,490
4,000	Foxconn International Holdings Ltd. (Hong Kong)*	1,461
700	Fujifilm Holdings Corp. (Japan)	13,262
140	Hamamatsu Photonics K.K. (Japan)	4,750
370	Hexagon AB (Sweden) (Class B Stock)	6,351
50	Hirose Electric Co. Ltd. (Japan)	4,950
100	Hitachi High-Technologies Corp. (Japan)	2,462
7,000	Hitachi Ltd. (Japan)	43,161
700	Hoya Corp. (Japan)	15,421
200	Ibiden Co. Ltd. (Japan)	3,623
11,300	Ingram Micro, Inc. (Class A Stock)*	197,411
3,700	Insight Enterprises, Inc.*	62,271
6,500	Jabil Circuit, Inc.	132,145
900	Kemet Corp.*	5,409
66	Keyence Corp. (Japan)	16,327
250	Kyocera Corp. (Japan)	21,635
350	Murata Manufacturing Co. Ltd. (Japan)	18,410
1,000	Nippon Electric Glass Co. Ltd. (Japan)	5,973
300	Omron Corp. (Japan)	6,357
1,100	PC Connection, Inc.	11,682
1,500	Sanmina-SCI Corp.*	12,285
200	ScanSource, Inc.*	6,128
500	Shimadzu Corp. (Japan)	4,326
2,900	SYNNEX Corp.*	100,021
200	TDK Corp. (Japan)	8,142
900	Tech Data Corp.*	43,353
300	Yaskawa Electric Corp. (Japan)	2,286
300	Yokogawa Electric Corp. (Japan)	3,101

		1,268,773

Energy Equipment & Services — 0.7%
245	Aker Solutions ASA (Norway)	3,476
514	AMEC PLC (United Kingdom)	8,103
3,100	Atwood Oceanics, Inc.*	117,304
238	Cie Generale de Geophysique-Veritas (France)*	6,156
110	Fugro NV (Netherlands)	6,672
400	Global Geophysical Services, Inc.*	2,448
13,800	Halliburton Co.	391,782
6,600	Helix Energy Solutions Group, Inc.*	108,306

2,700	Matrix Service Co.*	30,645
2,300	Mitcham Industries, Inc.*	39,031
17,200	National Oilwell Varco, Inc.	1,108,368
110	OYO Geospace Corp.*	9,899
9,200	Parker Drilling Co.*	41,492
422	Petrofac Ltd. (United Kingdom)	9,211
411	Saipem SpA (Italy)	18,304
270	SBM Offshore NV (Netherlands)*	3,742
4,900	Schlumberger Ltd.	318,059
546	Seadrill Ltd. (Norway)	19,473
437	Subsea 7 SA (Norway)	8,648
151	Technip SA (France)	15,737
733	Tenaris SA (Italy)	12,890
500	TETRA Technologies, Inc.*	3,565
546	Transocean Ltd.	24,485
44	Veripos, Inc. (Norway)*	14
800	Willbros Group, Inc.*	5,168
281	WorleyParsons Ltd. (Australia)	7,297

		2,320,275

Food & Staples Retailing — 1.7%
900	Aeon Co. Ltd. (Japan)	11,217
100	Arden Group, Inc. (Class A Stock)	8,721
896	Carrefour SA (France)	16,545
87	Casino Guichard Perrachon SA (France)	7,647
132	Colruyt SA (Belgium)	5,889
35,900	CVS Caremark Corp.	1,677,607
149	Delhaize Group SA (Belgium)	5,458
949	Distribuidora Internacional de Alimentacion SA (Spain)*	4,462
100	FamilyMart Co. Ltd. (Japan)	4,577
1,200	Harris Teeter Supermarkets, Inc.	49,188
200	Ingles Markets, Inc. (Class A Stock)	3,206
1,894	J Sainsbury PLC (United Kingdom)	8,951
377	Jeronimo Martins SGPS SA (Portugal)	6,374
125	Kesko OYJ (Finland) (Class B Stock)	3,268
1,661	Koninklijke Ahold NV (Netherlands)	20,575
41,500	Kroger Co. (The)	962,385
100	Lawson, Inc. (Japan)	6,993
1,111	Metcash Ltd. (Australia)	3,849
201	Metro AG (Germany)	5,861
300	Nash Finch Co.	6,444
2,000	Olam International Ltd. (Singapore)	2,897
1,150	Seven & I Holdings Co. Ltd. (Japan)	34,667
12,465	Tesco PLC (United Kingdom)	60,578
300	Village Super Market, Inc. (Class A Stock)	9,774
8,200	Walgreen Co.	242,556
23,300	Wal-Mart Stores, Inc.	1,624,476
1,562	Wesfarmers Ltd. (Australia)	48,081
4,800	Whole Foods Market, Inc.	457,536
3,695	WM Morrison Supermarkets PLC (United Kingdom)	15,418
1,912	Woolworths Ltd. (Australia)	52,634

		5,367,834

Food Products — 1.6%
1,000	Ajinomoto Co., Inc. (Japan)	13,918
100	Alico, Inc.	3,054
35,000	Archer-Daniels-Midland Co.	1,033,200
136	Aryzta AG (Switzerland)	6,769
553	Associated British Foods PLC (United Kingdom)	11,127
2	Barry Callebaut AG (Switzerland)	1,819
9,200	Bunge Ltd.	577,208
5,100	ConAgra Foods, Inc.	132,243
897	Danone SA (France)	55,746
7,000	Darling International, Inc.*	115,430
9,800	Dean Foods Co.*	166,894
1,800	Fresh Del Monte Produce, Inc.	42,246
10,400	Golden Agri-Resources Ltd. (Singapore)	5,554
1,600	Hormel Foods Corp.(a)	48,672
14,700	Ingredion, Inc.	727,944
6,000	Kellogg Co.	295,980
232	Kerry Group PLC (Ireland) (Class A Stock)	10,171
300	Kikkoman Corp. (Japan)	3,708
4,300	Kraft Foods, Inc. (Class A Stock)	166,066
2	Lindt & Spruengli AG (Switzerland)	6,181
100	Meiji Holdings Co. Ltd. (Japan)	4,592
5,138	Nestle SA (Switzerland)	306,625
300	Nippon Meat Packers, Inc. (Japan)	3,971
500	Nisshin Seifun Group, Inc. (Japan)	5,854
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,803
1,300	Omega Protein Corp.*	9,568
7,900	Pilgrim’s Pride Corp.*	56,485
900	Sanderson Farms, Inc.	41,238
1,700	Smart Balance, Inc.*	15,963
90	Suedzucker AG (Germany)	3,193
724	Tate & Lyle PLC (United Kingdom)	7,353
100	Toyo Suisan Kaisha Ltd. (Japan)	2,667
48,700	Tyson Foods, Inc. (Class A Stock)	917,021
2,528	Unilever NV (Netherlands)	84,449
1,992	Unilever PLC (United Kingdom)	66,879
3,000	Wilmar International Ltd. (Singapore)	8,650
100	Yakult Honsha Co. Ltd. (Japan)	3,916
100	Yamazaki Baking Co. Ltd. (Japan)	1,309

		4,967,466

Gas Utilities
1,000	APA Group (Australia)	5,134
500	Chesapeake Utilities Corp.	21,860
278	Enagas SA (Spain)	5,072

562	Gas Natural SDG SA (Spain)	7,216
8,129	Hong Kong & China Gas Co. Ltd. (Hong Kong)	17,268
3,000	Osaka Gas Co. Ltd. (Japan)	12,569
2,494	Snam SpA (Italy)	11,174
1,100	Southwest Gas Corp.	48,015
1,000	Toho Gas Co. Ltd. (Japan)	6,206
3,800	Tokyo Gas Co. Ltd. (Japan)	19,422

		153,936

Healthcare Equipment & Supplies — 1.2%
400	Abaxis, Inc.*	14,800
200	Analogic Corp.	12,400
1,300	AngioDynamics, Inc.*	15,613
2,300	Arthrocare Corp.*	67,344
200	Atrion Corp.	40,996
10,400	Baxter International, Inc.	552,760
1,600	Becton Dickinson and Co.	119,600
700	C.R. Bard, Inc.(a)	75,208
1,900	Cantel Medical Corp.	51,775
316	Cie Generale d’Optique Essilor International SA (France)	29,357
81	Cochlear Ltd. (Australia)	5,501
37	Coloplast A/S (Denmark) (Class B Stock)	6,653
200	CONMED Corp.	5,534
2,600	Cyberonics, Inc.*	116,844
142	Elekta AB (Sweden) (Class B Stock)	6,489
311	Getinge AB (Sweden) (Class B Stock)	7,717
8,300	Hill-Rom Holdings, Inc.	256,055
1,800	Intuitive Surgical, Inc.*	996,822
2,200	Invacare Corp.	33,946
4,800	Masimo Corp.*	107,424
11,600	Medtronic, Inc.	449,268
300	Olympus Corp. (Japan)*	4,861
400	Orthofix International NV*	16,500
1,800	RTI Biologics, Inc.*	6,768
1,600	Sirona Dental Systems, Inc.*	72,016
1,390	Smith & Nephew PLC (United Kingdom)	13,903
74	Sonova Holding AG (Switzerland)	7,158
1,100	Spectranetics Corp.*	12,562
7,500	St. Jude Medical, Inc.	299,325
1,400	STERIS Corp.	43,918
17	Straumann Holding AG (Switzerland)	2,500
3,100	Stryker Corp.	170,810
400	SurModics, Inc.*	6,920
3,200	Synergetics USA, Inc.*	14,272
100	Sysmex Corp. (Japan)	3,955
200	Terumo Corp. (Japan)	8,219
41	William Demant Holding A/S (Denmark)*	3,686
1,800	Young Innovations, Inc.	62,082

		3,721,561

Healthcare Providers & Services — 1.5%
22,800	Aetna, Inc.	883,956
100	Alfresa Holdings Corp. (Japan)	5,312
300	Almost Family, Inc.*	6,702
123	Celesio AG (Germany)	2,013
800	Centene Corp.*	24,128
326	Fresenius Medical Care AG & Co. KGaA (Germany)	23,025
192	Fresenius SE & Co. KGaA (Germany)	19,879
5,100	Humana, Inc.	394,944
1,400	Magellan Health Services, Inc.*	63,462
200	Medipal Holdings Corp. (Japan)	2,833
100	Miraca Holdings, Inc. (Japan)	4,152
1,100	National Healthcare Corp.	49,753
1,200	PharMerica Corp.*	13,104
2,200	Providence Service Corp. (The)*	30,162
233	Ramsay Health Care Ltd. (Australia)	5,414
5,200	Select Medical Holdings Corp.*	52,572
2,600	Skilled Healthcare Group, Inc. (Class A Stock)*	16,328
575	Sonic Healthcare Ltd. (Australia)	7,520
100	Suzuken Co. Ltd. (Japan)	3,376
1,300	Team Health Holdings, Inc.*	31,317
1,500	Triple-S Management Corp. (Class B Stock)*	27,420
33,300	UnitedHealth Group, Inc.	1,948,050
1,900	Universal American Corp.*	20,007
2,300	WellCare Health Plans, Inc.*	121,900
14,000	WellPoint, Inc.	893,060

		4,650,389

Healthcare Technology — 0.1%
1,600	Computer Programs & Systems, Inc.	91,552
5,800	MedAssets, Inc.*	78,010
1,400	Omnicell, Inc.*	20,496
1,400	Quality Systems, Inc.	38,514

		228,572

Hotels, Restaurants & Leisure — 1.3%
229	Accor SA (France)	7,176
400	AFC Enterprises, Inc.*	9,256
1,000	Ameristar Casinos, Inc.	17,770
164	Autogrill SpA (Italy)	1,488
120	Biglari Holdings, Inc.*	46,367
2,600	Bob Evans Farms, Inc.	104,520
281	Carnival PLC (United Kingdom)	9,608
700	Carrols Restaurant Group, Inc.*	4,158
1,000	CEC Entertainment, Inc.	36,370
2,938	Compass Group PLC (United Kingdom)	30,840
676	Crown Ltd. (Australia)	5,912
2,800	Denny’s Corp.*	12,432

951	Echo Entertainment Group Ltd. (Australia)	4,193
200	Einstein Noah Restaurant Group, Inc.	3,512
700	Fiesta Restaurant Group, Inc.*	9,261
2,300	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,786
9,500	Genting Singapore PLC (Singapore)	10,672
452	Intercontinental Hotels Group PLC (United Kingdom)	10,882
29,700	International Game Technology(a)	467,775
1,100	International Speedway Corp. (Class A Stock)	28,798
2,700	Interval Leisure Group, Inc.	51,327
17,268	McDonald’s Corp.	1,528,736
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,815
1,000	MGM China Holdings Ltd. (Hong Kong)	1,533
302	OPAP SA (Greece)	1,890
100	Oriental Land Co. Ltd. (Japan)	11,434
4,600	Panera Bread Co. (Class A Stock)*	641,424
1,700	Papa John’s International, Inc.*	80,869
4,100	Pinnacle Entertainment, Inc.*	39,442
3,300	Sands China Ltd. (Hong Kong)	10,616
2,000	Shangri-La Asia Ltd. (Hong Kong)	3,842
3,000	SJM Holdings Ltd. (Hong Kong)	5,621
684	SKYCITY Entertainment Group Ltd. (New Zealand)	1,869
146	Sodexo (France)	11,368
997	Tabcorp Holdings Ltd. (Australia)	3,007
1,961	Tatts Group Ltd. (Australia)	5,284
668	TUI Travel PLC (United Kingdom)	1,776
277	Whitbread PLC (United Kingdom)	8,807
2,000	Wynn Macau Ltd. (Hong Kong)	4,719
15,500	Yum! Brands, Inc.	998,510

		4,241,665

Household Durables — 0.5%
2,360	Blyth, Inc.	81,562
300	Casio Computer Co. Ltd. (Japan)	1,967
600	CSS Industries, Inc.	12,330
373	Electrolux AB, Ser. B (Sweden)	7,423
1,600	Harman International Industries, Inc.(a)	63,360
1,300	Helen of Troy Ltd.*	44,057
644	Husqvarna AB (Sweden) (Class B Stock)	3,037
2,500	iRobot Corp.*	55,375
2,100	La-Z-Boy, Inc.*	25,809
400	Libbey, Inc.*	6,148
3,200	Panasonic Corp. (Japan)	26,159
50	Rinnai Corp. (Japan)	3,450
700	Sekisui Chemical Co. Ltd. (Japan)	6,503
800	Sekisui House Ltd. (Japan)	7,554
1,400	Sharp Corp. (Japan)	7,133
1,500	Sony Corp. (Japan)	21,449
5,600	Tupperware Brands Corp.	306,656
12,900	Whirlpool Corp.(a)	788,964

		1,468,936

Household Products — 0.8%
1,500	Colgate-Palmolive Co.	156,150
202	Henkel AG & Co. KGaA (Germany)	11,209
1,700	Kimberly-Clark Corp.(a)	142,409
33,175	Procter & Gamble Co. (The)	2,031,969
1,023	Reckitt Benckiser Group PLC (United Kingdom)	54,073
600	Spectrum Brands Holdings, Inc.*	19,542
200	Unicharm Corp. (Japan)	11,384

		2,426,736

Independent Power Producers & Energy Traders — 0.3%
58,000	AES Corp. (The)*	744,140
200	Electric Power Development Co. Ltd. (Japan)	5,256
2,716	Enel Green Power SpA (Italy)	4,304
700	Genie Energy Ltd. (Class B Stock)	5,439
8,800	NRG Energy, Inc.*(a)	152,768

		911,907

Industrial Conglomerates — 1.4%
11,600	3M Co.	1,039,360
6	Delek Group Ltd. (Israel)	893
1,400	Fraser and Neave Ltd. (Singapore)	7,796
152,950	General Electric Co.	3,187,478
1,000	Hopewell Holdings Ltd. (Hong Kong)	2,863
3,300	Hutchison Whampoa Ltd. (Hong Kong)	28,624
2,200	Keppel Corp. Ltd. (Singapore)	18,023
1,566	Koninklijke Philips Electronics NV (Netherlands)	30,859
2,100	NWS Holdings Ltd. (Hong Kong)	3,071
1,198	Orkla ASA (Norway)	8,694
9	Seaboard Corp.*	19,197
1,500	SembCorp Industries Ltd. (Singapore)	6,140
1,277	Siemens AG (Germany)	107,303
609	Smiths Group PLC (United Kingdom)	9,672
1,600	Tyco International Ltd.	84,560

		4,554,533

Insurance — 1.8%
8,500	ACE Ltd.	630,105
315	Admiral Group PLC (United Kingdom)	5,876
2,742	AEGON NV (Netherlands)	12,716
15,000	Aflac, Inc.	638,850
3,624	Ageas (Belgium)	7,197
16,000	AIA Group Ltd. (Hong Kong)	55,265
707	Allianz SE (Germany)	71,114
9,100	American Financial Group, Inc.	356,993
200	Amerisafe, Inc.*	5,190

4,430	AMP Ltd. (Australia)	17,628
1,683	Assicurazioni Generali SpA (Italy)	22,820
10,900	Assurant, Inc.(a)	379,756
4,510	Aviva PLC (United Kingdom)	19,312
2,744	AXA SA (France)(a)	36,684
84	Baloise Holding AG (Switzerland)	5,549
11,800	Berkshire Hathaway, Inc. (Class B Stock)*	983,294
239	CNP Assurances (France)*	2,919
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	13,898
166	Delta Lloyd NV (Netherlands)	2,308
1,400	FBL Financial Group, Inc. (Class A Stock)	39,214
52,500	Genworth Financial, Inc. (Class A Stock)*	297,150
284	Gjensidige Forsikring ASA (Norway)	3,309
400	Greenlight Capital Re Ltd. (Class A Stock)*	10,168
97	Hannover Rueckversicherung AG (Germany)	5,778
1,000	Horace Mann Educators Corp.	17,480
3,226	Insurance Australia Group Ltd. (Australia)	11,570
800	Kansas City Life Insurance Co.	28,152
9,113	Legal & General Group PLC (United Kingdom)	18,219
1,900	Maiden Holdings Ltd.	16,492
1,129	Mapfre SA (Spain)	2,297
16,800	MetLife, Inc.	518,280
790	MS&AD Insurance Group Holdings (Japan)	13,821
278	Muenchener Rueckversicherungs AG (Germany)	39,227
900	National Financial Partners Corp.*	12,060
575	NKSJ Holdings, Inc. (Japan)	12,241
7,553	Old Mutual PLC (United Kingdom)	17,963
3,800	Presidential Life Corp.	37,354
4,200	Primerica, Inc.	112,266
810	ProAssurance Corp.	72,163
3,954	Prudential PLC (United Kingdom)	45,847
1,796	QBE Insurance Group Ltd. (Australia)	24,822
2,205	Resolution Ltd. (United Kingdom)	6,783
5,480	RSA Insurance Group PLC (United Kingdom)	9,303
650	Sampo OYJ (Finland) (Class A Stock)	16,864
230	SCOR SE (France)	5,576
300	Sony Financial Holdings, Inc. (Japan)	4,896
3,653	Standard Life PLC (United Kingdom)	13,375
1,902	Suncorp Group Ltd. (Australia)	15,893
54	Swiss Life Holding AG (Switzerland)	5,090
547	Swiss Re AG (Switzerland)	34,484
24,900	Symetra Financial Corp.	314,238
800	T&D Holdings, Inc. (Japan)	8,522
1,000	Tokio Marine Holdings, Inc. (Japan)	25,093
45	Tryg A/S (Denmark)	2,530
4,900	Unum Group	93,737
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,183
18,900	XL Group PLC (Ireland)	397,656
229	Zurich Insurance Group AG (Switzerland)	51,782

		5,631,352

Internet & Catalog Retail — 0.2%
800	1-800-Flowers.com, Inc. (Class A Stock)*	2,792
200	Amazon.com, Inc.*	45,670
5,000	Expedia, Inc.(a)	240,350
2,700	HSN, Inc.	108,945
5,400	Liberty Interactive Corp., Ser. A*	96,066
1,400	Nutrisystem, Inc.	16,184
200	priceline.com, Inc.*	132,904
1,100	Rakuten, Inc. (Japan)	11,372

		654,283

Internet Software & Services — 0.7%
4,600	Blucora, Inc.*	56,672
1,360	CoStar Group, Inc.*	110,432
200	Dena Co. Ltd. (Japan)	5,264
7,300	Dice Holdings, Inc.*	68,547
2,600	Google, Inc. (Class A Stock)*	1,508,182
100	Gree, Inc. (Japan)	1,989
3,400	IAC/InterActiveCorp	155,040
2,900	IntraLinks Holdings, Inc.*	12,702
1,500	j2 Global, Inc.	39,630
5,500	NIC, Inc.	69,850
900	Perficient, Inc.*	10,107
900	QuinStreet, Inc.*	8,334
181	United Internet AG (Germany)	3,112
6,500	United Online, Inc.	27,430
23	Yahoo! Japan Corp. (Japan)	7,447
15,600	Yahoo!, Inc.*	246,948
1,200	Zix Corp.*	3,120

		2,334,806

IT Services — 1.7%
11,900	Accenture PLC (Ireland) (Class A Stock)	715,071
486	Amadeus IT Holding SA (Spain) (Class A Stock)	10,297
84	AtoS (France)	5,023
1,800	CACI International, Inc. (Class A Stock)*	99,036
230	Cap Gemini SA (France)	8,465
600	Computershare Ltd. (Australia)	4,586
900	Dynamics Research Corp.*	5,229
700	EPAM Systems, Inc.*	11,893
1,300	Heartland Payment Systems, Inc.	39,104
13,741	International Business Machines Corp.	2,687,465
50	ITOCHU Techno-Solutions Corp. (Japan)	2,413
6,900	Lender Processing Services, Inc.	174,432
500	ManTech International Corp. (Class A Stock)	11,735
1,200	MAXIMUS, Inc.	62,100

1,000	NCI, Inc. (Class A Stock)*	4,050
200	Nomura Research Institute Ltd. (Japan)	4,401
2	NTT Data Corp. (Japan)	6,139
50	Otsuka Corp. (Japan)	4,257
25,700	SAIC, Inc.	311,484
1,700	Syntel, Inc.	103,190
700	TeleTech Holdings, Inc.*	11,200
400	TNS, Inc.*	7,176
4,600	Unisys Corp.*	89,930
9,100	Visa, Inc. (Class A Stock)	1,125,033

		5,503,709

Leisure Equipment & Products — 0.1%
300	Arctic Cat, Inc.*	10,968
200	Brunswick Corp.	4,444
300	Namco Bandai Holdings, Inc. (Japan)	4,114
500	Nikon Corp. (Japan)	15,220
4,600	Polaris Industries, Inc.	328,808
50	Sankyo Co. Ltd. (Japan)	2,440
300	Sega Sammy Holdings, Inc. (Japan)	6,103
100	Shimano, Inc. (Japan)	6,556
400	Steinway Musical Instruments, Inc.*	9,800
1,600	Sturm, Ruger & Co., Inc.	64,240
200	Yamaha Corp. (Japan)	2,058

		454,751

Life Sciences Tools & Services — 0.4%
2,400	Cambrex Corp.*	22,584
500	Charles River Laboratories International, Inc.*	16,380
5,500	Life Technologies Corp.*	247,445
81	Lonza Group AG (Switzerland)	3,370
900	Mettler-Toledo International, Inc.*	140,265
319	QIAGEN NV*	5,342
13,800	Thermo Fisher Scientific, Inc.	716,358

		1,151,744

Machinery — 1.3%
8,300	AGCO Corp.*(a)	379,559
489	Alfa Laval AB (Sweden)	8,379
500	Amada Co. Ltd. (Japan)	2,958
500	American Railcar Industries, Inc.*	13,550
113	Andritz AG (Austria)	5,811
1,042	Atlas Copco AB (Sweden) (Class A Stock)	22,425
606	Atlas Copco AB (Sweden) (Class B Stock)	11,547
400	Cascade Corp.	18,820
1,000	Cosco Corp. Singapore Ltd. (Singapore)	785
1,200	Crane Co.	43,656
10,400	Cummins, Inc.	1,007,864
5,500	Deere & Co.	444,785

6,100	Dover Corp.	327,021
7,900	Eaton Corp.(a)	313,077
300	FANUC Corp. (Japan)	49,314
1,471	Fiat Industrial SpA (Italy)	14,479
269	GEA Group AG (Germany)	7,170
500	Hino Motors Ltd. (Japan)	3,619
200	Hitachi Construction Machinery Co. Ltd. (Japan)	3,777
2,000	IHI Corp. (Japan)	4,278
499	IMI PLC (United Kingdom)	6,519
1,261	Invensys PLC (United Kingdom)	4,395
500	Japan Steel Works Ltd. (The) (Japan)	2,761
1,300	John Bean Technologies Corp.	17,641
300	JTEKT Corp. (Japan)	3,106
2,200	Kawasaki Heavy Industries Ltd. (Japan)	6,033
1,500	Komatsu Ltd. (Japan)	35,807
242	Kone OYJ (Finland) (Class B Stock)	14,615
2,000	Kubota Corp. (Japan)	18,483
200	Kurita Water Industries Ltd. (Japan)	4,626
700	L.B. Foster Co. (Class A Stock)	20,027
2,100	Lincoln Electric Holdings, Inc.	91,959
600	Lindsay Corp.	38,940
200	Lydall, Inc.*	2,704
150	Makita Corp. (Japan)	5,262
65	MAN SE (Germany)	6,648
1,300	Meritor, Inc.*	6,786
216	Metso OYJ (Finland)	7,448
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	18,293
100	Mueller Industries, Inc.	4,259
200	Nabtesco Corp. (Japan)	4,461
690	NACCO Industries, Inc. (Class A Stock)	80,212
400	NGK Insulators Ltd. (Japan)	4,429
500	NN, Inc.*	5,105
1,000	NSK Ltd. (Japan)	6,480
1,000	NTN Corp. (Japan)	3,148
6,100	Oshkosh Corp.*(a)	127,795
2,200	Robbins & Myers, Inc.	92,004
1,557	Sandvik AB (Sweden)	19,968
2,000	Sauer-Danfoss, Inc.	69,860
497	Scania AB (Sweden) (Class B Stock)	8,517
33	Schindler Holding AG (Switzerland)	3,721
75	Schindler Holding AG - Part Certification (Switzerland)	8,386
1,300	SembCorp Marine Ltd. (Singapore)	4,962
608	SKF AB (Sweden) (Class B Stock)	11,985
100	SMC Corp. (Japan)	17,338
43	Sulzer AG (Switzerland)	5,098
900	Sumitomo Heavy Industries Ltd. (Japan)	4,053
2,350	Sun Hydraulics Corp.	57,082
150	THK Co. Ltd. (Japan)	2,836
4,300	Timken Co.	196,897

3,300	Toro Co. (The)	241,857
164	Vallourec SA (France)	6,701
700	Valmont Industries, Inc.	84,679
2,160	Volvo AB (Sweden) (Class B Stock)	24,696
260	Wartsila OYJ Abp (Finland)	8,518
326	Weir Group PLC (The) (United Kingdom)	7,834
4,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	3,208
219	Zardoya Otis SA (Spain)	2,435

		4,113,451

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	6,224
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	13,115
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)*	1,986
79	Kuehne + Nagel International AG (Switzerland)	8,370
1,700	Mitsui O.S.K. Lines Ltd. (Japan)	6,128
1,000	Neptune Orient Lines Ltd. (Singapore)*	883
2,500	Nippon Yusen K.K. (Japan)	6,612
500	Orient Overseas International Ltd. (Hong Kong)	2,452

		45,770

Media — 1.4%
600	AMC Networks, Inc. (Class A Stock)*	21,330
57	Axel Springer AG (Germany)	2,449
2,200	Belo Corp. (Class A Stock)	14,168
1,735	British Sky Broadcasting Group PLC (United Kingdom)	18,915
900	Carmike Cinemas, Inc.*	13,185
12,800	CBS Corp. (Class B Stock)	419,584
1,300	Cinemark Holdings, Inc.	29,705
8,500	Comcast Corp. (Class A Stock)	271,745
250	Dentsu, Inc. (Japan)	7,410
26,200	DIRECTV (Class A Stock)*	1,279,084
132	Eutelsat Communications SA (France)	4,061
3,413	Fairfax Media Ltd. (Australia)	1,958
3,900	Global Sources Ltd.*	25,740
50	Hakuhodo DY Holdings, Inc. (Japan)	3,318
5,818	ITV PLC (United Kingdom)	7,001
95	JCDecaux SA (France)	2,095
2,000	Journal Communications, Inc. (Class A Stock)*	10,320
2	Jupiter Telecommunications Co. Ltd. (Japan)	2,039
140	Kabel Deutschland Holding AG (Germany)*	8,725
183	Lagardere SCA (France)	5,108
5,100	McGraw-Hill Cos., Inc. (The)	229,500
959	Mediaset SpA (Italy)	1,680
64	Modern Times Group AB (Sweden) (Class B Stock)	2,962
1,266	Pearson PLC (United Kingdom)	25,120
227	Publicis Groupe SA (France)	10,381
1,067	Reed Elsevier NV (Netherlands)	12,173
1,889	Reed Elsevier PLC (United Kingdom)	15,141

434	SES SA (France)	10,261
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	11,778
2,000	Singapore Press Holdings Ltd. (Singapore)	6,178
23,000	Time Warner, Inc.(a)	885,500
200	Toho Co. Ltd. (Japan)	3,460
19,200	Viacom, Inc. (Class B Stock)	902,784
4,575	Walt Disney Co. (The)	221,887
451	Wolters Kluwer NV (Netherlands)	7,171
1,956	WPP PLC (United Kingdom)	23,745

		4,517,661

Metals & Mining — 1.0%
153	Acerinox SA (Spain)	1,715
27,200	Alcoa, Inc.	238,000
3,468	Alumina Ltd. (Australia)	2,844
2,059	Anglo American PLC (United Kingdom)	67,670
612	Antofagasta PLC (United Kingdom)	10,469
1,353	ArcelorMittal (Netherlands)	20,700
5,005	BHP Billiton Ltd. (Australia)	163,024
3,278	BHP Billiton PLC (United Kingdom)	93,168
420	Boliden AB (Sweden)	5,861
5,100	Coeur d’Alene Mines Corp.*	89,556
9,400	Commercial Metals Co.	118,816
500	Daido Steel Co. Ltd. (Japan)	3,116
400	Eurasian Natural Resources Corp. PLC (United Kingdom)	2,611
520	Evraz PLC (United Kingdom)	2,133
2,174	Fortescue Metals Group Ltd. (Australia)(a)	11,108
26,600	Freeport-McMoRan Copper & Gold, Inc.	906,262
240	Fresnillo PLC (United Kingdom)	5,497
2,149	Glencore International PLC (United Kingdom)	9,965
400	Haynes International, Inc.	20,376
300	Hitachi Metals Ltd. (Japan)	3,580
642	Iluka Resources Ltd. (Australia)	7,577
700	JFE Holdings, Inc. (Japan)	11,716
289	Kazakhmys PLC (United Kingdom)	3,277
4,000	Kobe Steel Ltd. (Japan)	4,812
252	Lonmin PLC (United Kingdom)	3,065
2,469	Lynas Corp. Ltd. (Australia)*	2,185
100	Maruichi Steel Tube Ltd. (Japan)	2,152
900	Metals USA Holdings Corp.*	14,319
2,000	Mitsubishi Materials Corp. (Japan)	5,800
1,129	Newcrest Mining Ltd. (Australia)	26,273
7,900	Nippon Steel Corp. (Japan)	17,919
1,000	Nisshin Steel Co. Ltd. (Japan)	1,404
6,600	Noranda Aluminum Holding Corp.	52,536
1,445	Norsk Hydro ASA (Norway)	6,516
503	OZ Minerals Ltd. (Australia)	4,104
131	Randgold Resources Ltd. (United Kingdom)	11,761
6,300	Reliance Steel & Aluminum Co.	318,150

676	Rio Tinto Ltd. (Australia)	39,686
2,090	Rio Tinto PLC (United Kingdom)	99,324
49	Salzgitter AG (Germany)	2,017
258	Sims Metal Management Ltd. (Australia)	2,555
19,800	Southern Copper Corp.	623,898
209	SSAB AB (Sweden) (Class A Stock)	1,737
14,900	Steel Dynamics, Inc.	175,075
5,000	Sumitomo Metal Industries Ltd. (Japan)	8,248
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	11,269
551	ThyssenKrupp AG (Germany)	8,976
161	Umicore SA (Belgium)	7,444
121	Vedanta Resources PLC (United Kingdom)	1,734
171	Voestalpine AG (Austria)	4,542
1,600	Worthington Industries, Inc.	32,752
3,221	Xstrata PLC (United Kingdom)	40,499
100	Yamato Kogyo Co. Ltd. (Japan)	2,785

		3,332,578

Multiline Retail — 0.4%
4,400	Dillard’s, Inc. (Class A Stock)	280,192
3,200	Dollar Tree, Inc.*(a)	172,160
1,000	Gordmans Stores, Inc.*	16,500
689	Harvey Norman Holdings Ltd. (Australia)	1,385
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	6,375
700	J. Front Retailing Co. Ltd. (Japan)	3,519
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,204
2,489	Marks & Spencer Group PLC (United Kingdom)	12,693
400	Marui Group Co. Ltd. (Japan)	3,059
257	Next PLC (United Kingdom)	12,904
122	PPR (France)	17,389
400	Takashimaya Co. Ltd. (Japan)	3,074
12,600	Target Corp.	733,194

		1,264,648

Multi-Utilities — 0.7%
841	AGL Energy Ltd. (Australia)	12,780
2,700	Avista Corp.	72,090
8,029	Centrica PLC (United Kingdom)	40,145
21,900	Dominion Resources, Inc.	1,182,600
2,795	E.ON AG (Germany)	60,398
1,904	GDF SUEZ (France)	45,406
5,533	National Grid PLC (United Kingdom)	58,639
800	NorthWestern Corp.	29,360
19,700	Public Service Enterprise Group, Inc.	640,250
792	RWE AG (Germany)	32,388
484	Suez Environnement Co. (France)	5,204
512	Veolia Environnement SA (France)	6,484

		2,185,744

Office Electronics
400	Brother Industries Ltd. (Japan)	4,580
1,750	Canon, Inc. (Japan)	69,843
500	Konica Minolta Holdings, Inc. (Japan)	3,939
1,000	Ricoh Co. Ltd. (Japan)	8,440

		86,802

Oil, Gas & Consumable Fuels — 5.5%
100	Adams Resources & Energy, Inc.	4,192
5,000	ALON USA Energy, Inc.	42,300
14,200	Apache Corp.	1,248,038
470	Apco Oil and Gas International, Inc.	8,483
800	Berry Petroleum Co. (Class A Stock)	31,728
5,172	BG Group PLC (United Kingdom)	105,878
29,788	BP PLC (United Kingdom)	198,930
255	Caltex Australia Ltd. (Australia)	3,562
34,192	Chevron Corp.	3,607,256
13,500	ConocoPhillips(a)	754,380
800	Contango Oil & Gas Co.*	47,360
1,000	Cosmo Oil Co. Ltd. (Japan)	2,545
3,400	Delek US Holdings, Inc.	59,806
1,300	Energy Partners Ltd.*	21,970
4,000	Energy XXI (Bermuda) Ltd.	125,160
3,729	ENI SpA (Italy)	79,223
5,600	EOG Resources, Inc.	504,616
200	Evolution Petroleum Corp.*	1,668
66,154	Exxon Mobil Corp.	5,660,798
315	Galp Energia SGPS SA (Portugal)	3,994
22,800	Hess Corp.	990,660
60	Idemitsu Kosan Co. Ltd. (Japan)	5,382
3	Inpex Corp. (Japan)	16,849
3,510	JX Holdings, Inc. (Japan)	18,091
378	Lundin Petroleum AB (Sweden)*	7,076
21,156	Marathon Oil Corp.	540,959
8,378	Marathon Petroleum Corp.	376,340
5,900	Murphy Oil Corp.	296,711
185	Neste Oil OYJ (Finland)	2,082
3,500	Occidental Petroleum Corp.	300,195
252	OMV AG (Austria)	7,925
1,686	Origin Energy Ltd. (Australia)	21,233
1,231	Repsol YPF SA (Spain)	19,788
800	Rex American Resources Corp.*	15,616
5,693	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	191,814
4,160	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	145,282
1,555	Santos Ltd. (Australia)	17,126
300	Showa Shell Sekiyu K.K. (Japan)	1,842
1,732	Statoil ASA (Norway)	41,306
3,400	Stone Energy Corp.*	86,156
1,000	Swift Energy Co.*	18,610

5,100	Tesoro Corp./Texas*	127,296
500	TonenGeneral Sekiyu K.K. (Japan)	4,446
3,294	Total SA (France)	148,260
1,404	Tullow Oil PLC (United Kingdom)	32,450
9,400	Vaalco Energy, Inc.*	81,122
10,600	Valero Energy Corp.	255,990
2,300	W&T Offshore, Inc.	35,190
5,100	Western Refining, Inc.	113,577
708	Whitehaven Coal Ltd. (Australia)	3,044
35,400	Williams Cos., Inc. (The)	1,020,228
1,000	Woodside Petroleum Ltd. (Australia)	32,046

		17,486,579

Paper & Forest Products — 0.1%
2,700	Buckeye Technologies, Inc.	76,923
74	Holmen AB (Sweden) (Class B Stock)	2,015
200	Nippon Paper Group, Inc. (Japan)	3,175
1,000	OJI Paper Co. Ltd. (Japan)	3,832
1,400	Schweitzer-Mauduit International, Inc.	95,396
851	Stora ENSO OYJ (Finland) (Class R Stock)	5,239
898	Svenska Cellulosa AB (Sweden) (Class B Stock)	13,473
815	UPM-Kymmene OYJ (Finland)	9,220

		209,273

Personal Products
156	Beiersdorf AG (Germany)	10,113
800	Kao Corp. (Japan)	22,063
373	L’Oreal SA (France)	43,643
1,300	Nu Skin Enterprises, Inc. (Class A Stock)	60,970
600	Shiseido Co. Ltd. (Japan)	9,468
300	USANA Health Sciences, Inc.*	12,336

		158,593

Pharmaceuticals — 3.2%
26,700	Abbott Laboratories	1,721,349
700	Astellas Pharma, Inc. (Japan)	30,547
1,981	AstraZeneca PLC (United Kingdom)	88,526
1,283	Bayer AG (Germany)	92,452
5,400	Bristol-Myers Squibb Co.	194,130
300	Chugai Pharmaceutical Co. Ltd. (Japan)	5,687
1,000	Daiichi Sankyo Co. Ltd. (Japan)	16,862
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	3,065
400	Eisai Co. Ltd. (Japan)	17,516
900	Elan Corp. PLC (Ireland)*	13,199
31,700	Eli Lilly & Co.	1,360,247
7,860	GlaxoSmithKline PLC (United Kingdom)	178,532
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,922
500	Hi-Tech Pharmacal Co., Inc.*	16,200
700	Impax Laboratories, Inc.*	14,189

2,100	Jazz Pharmaceuticals PLC*	94,521
23,573	Johnson & Johnson(a)	1,592,592
400	Kyowa Hakko Kirin Co. Ltd. (Japan)	4,120
900	Medicis Pharmaceutical Corp. (Class A Stock)	30,735
45,089	Merck & Co., Inc.	1,882,466
100	Merck KGaA (Germany)	9,987
500	Mitsubishi Tanabe Pharma Corp. (Japan)	7,190
3,570	Novartis AG (Switzerland)	199,604
632	Novo Nordisk A/S (Denmark) (Class B Stock)	91,663
3,900	Obagi Medical Products, Inc.*	59,553
100	Ono Pharmaceutical Co. Ltd. (Japan)	6,284
131	Orion OYJ (Finland) (Class B Stock)	2,481
600	Otsuka Holdings Co. Ltd. (Japan)	18,417
3,200	Par Pharmaceutical Cos., Inc.*	115,648
85,419	Pfizer, Inc.	1,964,637
500	Questcor Pharmaceuticals, Inc.*	26,620
1,090	Roche Holding AG (Switzerland)	188,279
1,880	Sanofi (France)	142,318
100	Santen Pharmaceutical Co. Ltd. (Japan)	4,110
5,400	SciClone Pharmaceuticals, Inc.*	37,854
500	Shionogi & Co. Ltd. (Japan)	6,798
873	Shire PLC (United Kingdom)	25,116
30	Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,537
1,200	Takeda Pharmaceutical Co. Ltd. (Japan)	54,482
1,462	Teva Pharmaceutical Industries Ltd. (Israel)	57,628
100	Tsumura & Co. (Japan)	2,648
171	UCB SA (Belgium)	8,638

		10,394,349

Professional Services — 0.1%
204	Adecco SA (Switzerland)	9,072
85	Bureau Veritas SA (France)	7,562
115	Campbell Brothers Ltd. (Australia)	6,447
1,015	Capita PLC (United Kingdom)	10,430
400	CDI Corp.	6,560
1,300	Equifax, Inc.	60,580
1,456	Experian PLC (United Kingdom)	20,541
700	Exponent, Inc.*	36,981
1,700	ICF International, Inc.*	40,528
600	Insperity, Inc.	16,230
252	Intertek Group PLC (United Kingdom)	10,558
700	Kforce, Inc.*	9,422
3,300	Navigant Consulting, Inc.*	41,712
186	Randstad Holding NV (Netherlands)	5,484
9	SGS SA (Switzerland)	16,875

		298,982

Real Estate Investment Trusts — 1.2%
1,300	AG Mortgage Investment Trust, Inc.	27,937
500	Agree Realty Corp.	11,065
500	American Assets Trust, Inc.	12,125
20,400	American Capital Agency Corp.	685,644
11,300	American Tower Corp.	789,983
3,300	Anworth Mortgage Asset Corp.	23,265
800	Apollo Commercial Real Estate Finance, Inc.	12,856
2,200	Apollo Residential Mortgage, Inc.	42,416
2,900	Ascendas Real Estate Investment Trust (Singapore)	4,947
4,900	Ashford Hospitality Trust, Inc.	41,307
1,327	British Land Co. PLC (United Kingdom)	10,626
2,300	Camden Property Trust	155,641
796	Capital Shopping Centres Group PLC (United Kingdom)	4,021
3,600	CapitaMall Trust (Singapore)	5,453
1,000	CapLease, Inc.	4,150
2,400	Capstead Mortgage Corp.	33,384
3,700	Cedar Realty Trust, Inc.	18,685
1,840	Centro Retail Australia (Australia)	3,735
2,896	CFS Retail Property Trust Group (Australia)	5,780
2,200	Chatham Lodging Trust	31,416
1,100	Colony Financial, Inc.	19,030
16,000	CommonWealth REIT	305,920
98	Corio NV (Netherlands)	4,315
600	CreXus Investment Corp.	6,102
2,500	DCT Industrial Trust, Inc.	15,750
7,667	Dexus Property Group (Australia)	7,337
9,400	DiamondRock Hospitality Co.	95,880
4,800	Dynex Capital, Inc.	49,824
4,200	First Industrial Realty Trust, Inc.*	53,004
39	Fonciere des Regions (France)	2,804
6,000	Franklin Street Properties Corp.	63,480
34	Gecina SA (France)	3,031
1,800	Gladstone Commercial Corp.	29,988
2,401	Goodman Group (Australia)	9,091
2,000	Government Properties Income Trust	45,240
2,480	GPT Group (Australia)	8,389
979	Hammerson PLC (United Kingdom)	6,799
13,500	Hospitality Properties Trust	334,395
34	ICADE (France)	2,571
7,500	Inland Real Estate Corp.	62,850
6,200	Invesco Mortgage Capital, Inc.	113,708
4,900	Investors Real Estate Trust	38,710
1	Japan Prime Realty Investment Corp. (Japan)	2,815
1	Japan Real Estate Investment Corp. (Japan)	9,169
3	Japan Retail Fund Investment Corp. (Japan)	4,759
132	Klepierre (France)	4,338
1,209	Land Securities Group PLC (United Kingdom)	14,007
3,500	Link REIT (The) (Hong Kong)	14,346
3,500	MFA Financial, Inc.	27,615
5,155	Mirvac Group (Australia)	6,774

300	Monmouth Real Estate Investment Corp. (Class A Stock)	3,516
500	National Health Investors, Inc.	25,460
1	Nippon Building Fund, Inc. (Japan)	9,669
1,500	Omega Healthcare Investors, Inc.	33,750
11,300	Resource Capital Corp.	60,229
3,200	RLJ Lodging Trust	58,016
3,500	Sabra Health Care REIT, Inc.	59,885
1,151	Segro PLC (United Kingdom)	3,921
800	Sovran Self Storage, Inc.	40,072
500	STAG Industrial, Inc.	7,290
300	Starwood Property Trust, Inc.	6,393
3,514	Stockland (Australia)	11,153
2,500	Summit Hotel Properties, Inc.	20,925
2,800	Sunstone Hotel Investors, Inc.*	30,772
1,200	Two Harbors Investment Corp.	12,432
142	Unibail-Rodamco SE (France)	26,158
600	Urstadt Biddle Properties, Inc. (Class A Stock)	11,862
1,800	Vornado Realty Trust	151,164
3,404	Westfield Group (Australia)	33,330
4,335	Westfield Retail Trust (Australia)	12,715
4,000	Winthrop Realty Trust	48,640

		3,953,829

Real Estate Management & Development — 0.3%
100	Aeon Mall Co. Ltd. (Japan)	2,131
4,000	CapitaLand Ltd. (Singapore)	8,625
2,100	CapitaMalls Asia Ltd. (Singapore)	2,619
6,800	CBRE Group, Inc. (Class A Stock)*(a)	111,248
2,200	Cheung Kong Holdings Ltd. (Hong Kong)	27,162
1,000	City Developments Ltd. (Singapore)	8,914
100	Daito Trust Construction Co. Ltd. (Japan)	9,479
1,000	Daiwa House Industry Co. Ltd. (Japan)	14,185
800	Forestar Group, Inc.*	10,248
3,200	Global Logistic Properties Ltd. (Singapore)*	5,327
1,400	Hang Lung Group Ltd. (Hong Kong)	8,656
3,500	Hang Lung Properties Ltd. (Hong Kong)	11,972
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	11,119
1,000	Hysan Development Co. Ltd. (Hong Kong)	3,812
2,100	IMMOFINANZ AG (Austria)	6,682
8,100	Jones Lang LaSalle, Inc.(a)	569,997
1,000	Keppel Land Ltd. (Singapore)	2,573
1,000	Kerry Properties Ltd. (Hong Kong)	4,303
1,043	Lend Lease Group (Australia)	7,757
1,900	Mitsubishi Estate Co. Ltd. (Japan)	34,088
1,300	Mitsui Fudosan Co. Ltd. (Japan)	25,224
5,700	New World Development Co. Ltd. (Hong Kong)	6,717
100	Nomura Real Estate Holdings, Inc. (Japan)	1,831
2	NTT Urban Development Corp. (Japan)	1,618
5,300	Sino Land Co. Ltd. (Hong Kong)	8,048

600	Sumitomo Realty & Development Co. Ltd. (Japan)	14,758
2,400	Sun Hung Kai Properties Ltd. (Hong Kong)	28,533
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	11,631
57	Swiss Prime Site AG (Switzerland)	4,754
1,000	Tokyu Land Corp. (Japan)	4,964
1,000	UOL Group Ltd. (Singapore)	3,920
2,400	Wharf Holdings Ltd. (Hong Kong)	13,346
1,300	Wheelock & Co. Ltd. (Hong Kong)	4,940

		991,181

Road & Rail — 0.9%
800	Amerco, Inc.	71,976
1,632	Asciano Ltd. (Australia)	7,330
1,000	Celadon Group, Inc.	16,380
2	Central Japan Railway Co. (Japan)	15,752
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,674
29,700	CSX Corp.	664,092
300	DSV A/S (Denmark)	5,948
500	East Japan Railway Co. (Japan)	31,396
2,000	Hankyu Hanshin Holdings, Inc. (Japan)	10,100
1,000	Keikyu Corp. (Japan)	9,098
900	KEIO Corp. (Japan)	6,523
500	Keisei Electric Railway Co. Ltd. (Japan)	4,224
2,500	Kintetsu Corp. (Japan)	9,968
2,000	MTR Corp. Ltd. (Hong Kong)	6,866
1,500	Nippon Express Co. Ltd. (Japan)	6,194
12,400	Norfolk Southern Corp.	889,948
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	9,942
1,700	Old Dominion Freight Line, Inc.*	73,593
2,400	QR National Ltd. (Australia)	8,407
1,600	Tobu Railway Co. Ltd. (Japan)	8,412
1,800	Tokyu Corp. (Japan)	8,473
8,100	Union Pacific Corp.	966,411
300	West Japan Railway Co. (Japan)	12,341

		2,847,048

Semiconductors & Semiconductor Equipment — 1.3%
200	Advantest Corp. (Japan)	3,126
1,000	Alpha & Omega Semiconductor Ltd.*	9,150
43,900	Applied Materials, Inc.	503,094
2,135	ARM Holdings PLC (United Kingdom)	16,915
300	ASM Pacific Technology Ltd. (Hong Kong)	3,835
652	ASML Holding NV (Netherlands)	33,484
1,500	AuthenTec, Inc.*	6,495
400	Cabot Microelectronics Corp.	11,684
4,700	Cirrus Logic, Inc.*	140,436
600	Cohu, Inc.	6,096
11,100	Entegris, Inc.*	94,794
1,500	FSI International, Inc.*	5,385

1,630	Infineon Technologies AG (Germany)	11,032
93,300	Intel Corp.	2,486,445
700	IXYS Corp.*	7,819
1,600	KLA-Tencor Corp.	78,800
1,900	Kulicke & Soffa Industries, Inc.*	16,948
83,500	LSI Corp.*	531,895
1,600	Micrel, Inc.	15,248
100	MKS Instruments, Inc.	2,893
3,300	Monolithic Power Systems, Inc.*	65,571
1,700	PDF Solutions, Inc.*	16,779
1,300	Photronics, Inc.*	7,930
200	Power Integrations, Inc.	7,460
150	Rohm Co. Ltd. (Japan)	5,780
1,700	Spansion, Inc. (Class A Stock)*	18,666
925	STMicroelectronics NV (France)	5,034
200	Sumco Corp. (Japan)*	1,819
250	Tokyo Electron Ltd. (Japan)	11,724
2,200	Ultra Clean Holdings*	14,146
1,000	Volterra Semiconductor Corp.*	23,450

		4,163,933

Software — 2.5%
1,000	Actuate Corp.*	6,930
1,200	AVG Technologies NV*	15,612
2,200	CA, Inc.	59,598
800	CommVault Systems, Inc.*	39,656
95	Dassault Systemes SA (France)	8,913
100	Digimarc Corp.	2,566
1,700	Fair Isaac Corp.	71,876
16,700	Intuit, Inc.	991,145
200	Konami Corp. (Japan)	4,532
1,100	Manhattan Associates, Inc.*	50,281
400	Mentor Graphics Corp.*	6,000
104,513	Microsoft Corp.	3,197,053
2,700	Monotype Imaging Holdings, Inc.*	45,279
3,400	Netscout Systems, Inc.*	73,406
101	NICE Systems Ltd. (Israel)*	3,699
150	Nintendo Co. Ltd. (Japan)	17,517
78,200	Oracle Corp.	2,322,540
100	Oracle Corp. Japan (Japan)	4,304
5,700	Parametric Technology Corp.*	119,472
1,863	Sage Group PLC (The) (United Kingdom)	8,108
1,428	SAP AG (Germany)	84,560
2,500	SolarWinds, Inc.*	108,900
100	Square Enix Holdings Co. Ltd. (Japan)	1,575
700	SRS Labs, Inc.*	6,300
3,600	SS&C Technologies Holdings, Inc.*	90,000
16,400	Symantec Corp.*	239,604
2,200	TeleNav, Inc.*	13,486

100	Trend Micro, Inc. (Japan)	2,946
500	Tyler Technologies, Inc.*	20,175
3,500	VMware, Inc. (Class A Stock)*	318,640

		7,934,673

Specialty Retail — 1.3%
300	America’s Car-Mart, Inc.*	11,655
3,100	Ann, Inc.*	79,019
4,300	Ascena Retail Group, Inc.*	80,066
3,500	Bed Bath & Beyond, Inc.*	216,300
2,700	Body Central Corp.*	24,300
1,100	Destination Maternity Corp.	23,760
4,600	Express, Inc.*	83,582
100	Fast Retailing Co. Ltd. (Japan)	20,009
5,000	Finish Line, Inc. (The) (Class A Stock)	104,550
900	Foot Locker, Inc.	27,522
900	Genesco, Inc.*	54,135
1,473	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	52,872
23,400	Home Depot, Inc. (The)	1,239,966
339	Inditex SA (Spain)	35,041
3,676	Kingfisher PLC (United Kingdom)	16,582
1,200	Kirkland’s, Inc.*	13,500
50	Nitori Holdings Co. Ltd. (Japan)	4,728
4,900	Pier 1 Imports, Inc.	80,507
10,400	Ross Stores, Inc.	649,688
50	Sanrio Co. Ltd. (Japan)	1,823
3,600	Select Comfort Corp.*	75,312
1,850	Shoe Carnival, Inc.	39,756
1,400	Stein Mart, Inc.*	11,130
500	Systemax, Inc.*	5,910
30,700	TJX Cos., Inc.	1,317,951
30	USS Co. Ltd. (Japan)	3,237
130	Yamada Denki Co. Ltd. (Japan)	6,656

		4,279,557

Textiles, Apparel & Luxury Goods — 0.5%
325	Adidas AG (Germany)	23,295
200	Asics Corp. (Japan)	2,537
637	Burberry Group PLC (United Kingdom)	13,263
700	Carter’s, Inc.*	36,820
85	Christian Dior SA (France)	11,690
810	Cie Financiere Richemont SA (Switzerland)	44,477
17,200	Coach, Inc.	1,005,856
900	Crocs, Inc.*	14,535
62	Hugo Boss AG (Germany)	6,143
181	Luxottica Group SpA (Italy)	6,320
394	LVMH Moet Hennessy Louis Vuitton SA (France)	59,963
1,900	Movado Group, Inc.	47,538
500	Oxford Industries, Inc.	22,350

50	Swatch Group AG (The) (Bearer Shares) (Switzerland)	19,762
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	4,870
3,600	True Religion Apparel, Inc.	104,328
500	Unifi, Inc.*	5,665
3,800	Vera Bradley, Inc.*	80,104
1,500	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	4,716

		1,514,232

Thrifts & Mortgage Finance — 0.1%
500	Bank Mutual Corp.	2,205
1,000	Doral Financial Corp. (Puerto Rico)*	1,500
900	EverBank Financial Corp.*	9,783
1,000	First Defiance Financial Corp.	17,120
400	First Financial Holdings, Inc.	4,288
500	Home Loan Servicing Solutions Ltd.	6,700
400	HomeStreet, Inc.*	12,796
1,300	Nationstar Mortgage Holdings, Inc.*	27,976
3,600	OceanFirst Financial Corp.	51,696
2,000	Provident Financial Services, Inc.	30,700
1,300	Provident New York Bancorp	9,867
200	United Financial Bancorp, Inc.	2,876
200	Walker & Dunlop, Inc.*	2,570

		180,077

Tobacco — 0.7%
1,100	Alliance One International, Inc.*	3,806
22,400	Altria Group, Inc.	773,920
3,055	British American Tobacco PLC (United Kingdom)	155,316
1,553	Imperial Tobacco Group PLC (United Kingdom)	59,834
1,400	Japan Tobacco, Inc. (Japan)	41,476
2,200	Lorillard, Inc.	290,290
11,900	Philip Morris International, Inc.	1,038,394
331	Swedish Match AB (Sweden)	13,341
200	Universal Corp.	9,266

		2,385,643

Trading Companies & Distributors — 0.3%
500	Aceto Corp.	4,515
1,300	Aircastle Ltd.	15,665
2,700	Applied Industrial Technologies, Inc.	99,495
400	Beacon Roofing Supply, Inc.*	10,088
72	Brenntag AG (Germany)	7,968
513	Bunzl PLC (United Kingdom)	8,385
1,200	DXP Enterprises, Inc.*	49,788
600	H&E Equipment Services, Inc.*	9,018
2,400	Interline Brands, Inc.*	60,168
2,300	ITOCHU Corp. (Japan)	24,175
300	Kaman Corp.	9,282
500	Lawson Products, Inc.	4,625

2,500	Marubeni Corp. (Japan)	16,657
2,200	Mitsubishi Corp. (Japan)	44,471
2,700	Mitsui & Co. Ltd. (Japan)	40,122
5,000	MSC Industrial Direct Co., Inc. (Class A Stock)	327,750
5,981	Noble Group Ltd. (Singapore)	5,344
322	Rexel SA (France)	5,500
1,900	Sojitz Corp. (Japan)	3,144
1,900	Sumitomo Corp. (Japan)	26,584
200	Textainer Group Holdings Ltd.	7,380
300	Toyota Tsusho Corp. (Japan)	5,735
442	Wolseley PLC (United Kingdom)	16,474

		802,333

Transportation Infrastructure
644	Abertis Infraestructuras SA (Spain)	8,703
46	Aeroports de Paris (France)	3,479
562	Atlantia SpA (Italy)	7,173
1,438	Auckland International Airport Ltd. (New Zealand)	2,820
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,961
870	Groupe Eurotunnel SA (France)	7,072
8,100	Hutchison Port Holdings Trust (Singapore)	5,751
300	Kamigumi Co. Ltd. (Japan)	2,387
120	Koninklijke Vopak NV (Netherlands)	7,697
200	Mitsubishi Logistics Corp. (Japan)	2,115
578	Sydney Airport (Australia)	1,723
1,843	Transurban Group (Australia)	10,765

		62,646

Water Utilities
1,400	American States Water Co.	55,412
1,200	American Water Works Co., Inc.	41,136
369	Severn Trent PLC (United Kingdom)	9,566
1,058	United Utilities Group PLC (United Kingdom)	11,207

		117,321

Wireless Telecommunication Services — 0.1%
4	KDDI Corp. (Japan)	25,804
110	Millicom International Cellular SA	10,381
41	Mobistar SA (Belgium)	1,403
24	NTT DoCoMo, Inc. (Japan)	39,936
1,400	Softbank Corp. (Japan)	52,113
1,000	StarHub Ltd. (Singapore)	2,711
400	USA Mobility, Inc.	5,144
76,332	Vodafone Group PLC (United Kingdom)	214,550

		352,042

	TOTAL COMMON STOCKS (cost $156,929,793)	189,595,484

EXCHANGE TRADED FUND — 0.1%
5,300	iShares MSCI EAFE Index Fund (cost $260,775)	264,788

PREFERRED STOCKS — 0.1%
Automobiles
81	Bayerische Motoren Werke AG (Germany)	3,996
238	Porsche Automobil Holding SE (Germany)	11,839
224	Volkswagen AG (Germany)	35,488

		51,323

Banking — 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(b)	81,870
8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)(b)	202,320

		284,190

Household Products
276	Henkel AG & Co. KGaA (Germany)	18,339

Media
136	ProSiebenSat.1 Media AG (Germany)	3,049

Multi-Utilities
61	RWE AG (Germany)	2,265

	TOTAL PREFERRED STOCKS (cost $338,196)	359,166

Units
RIGHTS
Machinery
219	Zardoya Otis SA (Spain)*	118

Oil, Gas & Consumable Fuels
1,231	Repsol YPF SA (Spain)*	863

	TOTAL RIGHTS (cost $0)	981

Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 11.2%
Aerospace & Defense — 0.1%
Ba3	$ 125	Alliant Techsystems, Inc., Gtd. Notes, 6.750%, 04/01/16	128,125
Ba2	125	Be Aerospace, Inc., Sr. Unsec’d. Notes, 8.500%, 07/01/18	136,719
Baa3	95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	101,328

			366,172

Airlines — 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(c)	33,676
Baa2	117	Ser. A, 7.250%, 11/10/19	132,174
Baa2	81	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	86,669
Baa2	219	Ser. A, 5.300%, 04/15/19(a)	233,531

			486,050

Automotive — 0.1%
Baa3	265	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A, 4.207%, 04/15/16	275,170
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14(a)	92,045
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	61,823

			429,038

Banking — 2.5%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	399,481
Baa1	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	462,250

B1	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)(b)	395,838
Baa2	165	Sr. Unsec’d. Notes, 5.700%, 01/24/22	181,714
Baa2	135	6.000%, 09/01/17	145,690
Baa2	95	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16(a)	95,773
Baa2	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	82,537
Baa3	355	Sub. Notes, 5.750%, 08/15/16(a)	369,158
A2	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	108,516
A2	90	6.400%, 10/02/17	103,786
A2	220	7.250%, 02/01/18(a)	263,016
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,240
Baa3	185	Capital One Capital VI, Ltd. Gtd. Notes, 8.875%, 05/15/40	188,006
Baa2	150	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22(a)	154,928
Baa2	280	6.125%, 05/15/18	312,641
Baa2	200	8.125%, 07/15/39	266,899
Baa3	82	Sub. Notes, 5.000%, 09/15/14	84,056
Baa3	400	5.625%, 08/27/12	402,431
Baa3	165	6.125%, 08/25/36(a)	162,290
Baa2	65	Unsec’d. Notes, 8.500%, 05/22/19(a)	80,277
Aa3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	201,984
A3	15	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	15,641
A3	270	Sr. Unsec’d. Notes, 5.250%, 07/27/21(a)	274,271
A3	140	5.450%, 11/01/12	142,030
A3	180	5.750%, 01/24/22(a)	190,009
A3	5	6.250%, 09/01/17(a)	5,436
Baa1	10	Sub. Notes, 5.625%, 01/15/17	10,489
Baa1	235	6.450%, 05/01/36	229,200
Baa1	52	6.750%, 10/01/37	50,963

Baa2	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	23,419
Ba1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(b)	328,887
A2	220	Sr. Unsec’d. Notes, 4.250%, 10/15/20	231,113
Baa2	200	JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA, 7.000%, 11/01/39(a)	200,000
A2	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	208,457
Baa1	110	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21(a)	108,378
Baa1	285	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	282,065
Baa1	460	Sr. Unsec’d. Notes, Ser. G, MTN, 5.450%, 01/09/17(a)	464,550
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(b)	161,242
A3	65	PNC Funding Corp., Gtd. Notes, 6.700%, 06/10/19(a)	80,821
Baa1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	266,590
A3	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	20,207
A2	125	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39	126,021

			7,886,300

Brokerage
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 02/06/12(d)	78,488
NR	100	6.875%, 05/02/18(a)(d)	23,250

			101,738

Building Materials & Construction
Ba1	150	Mohawk Industries, Inc., Sr. Unsec’d. Notes, 6.375%, 01/15/16(b)	165,375

Cable — 0.2%
B1	125	Cablevision Systems Corp., Sr. Unsec’d. Notes, 8.625%, 09/15/17	139,375
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	48,644
Baa1	110	6.500%, 11/15/35	133,845
Baa1	65	6.950%, 08/15/37(a)	83,487
Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	47,463
Baa2	25	3.550%, 03/15/15(a)	26,325
Baa2	200	5.150%, 03/15/42	201,290

			680,429

Capital Goods — 0.5%
Ba2	160	Actuant Corp., Gtd. Notes, 144A, 5.625%, 06/15/22	164,400
Ba2	125	Case New Holland, Inc., Gtd. Notes, 7.875%, 12/01/17(a)	144,375
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	57,568
Baa1	110	Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12 (original cost $109,915; purchased date 10/10/07)(c)(e)	111,352
Baa1	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(c)(e)	345,969
Baa1	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07)(c)(e)	24,109
A1	30	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	34,136
Baa3	60	Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec’d. Notes, 144A, 3.125%, 05/11/15	60,359
Ba2	100	SPX Corp., Gtd. Notes, 7.625%, 12/15/14	110,000

A2	145	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42(a)	159,269
A2	60	6.125%, 07/15/38	78,098
Baa2	160	Xylem, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 10/01/21	176,965

			1,466,600

Chemicals — 0.3%
Baa3	150	Ashland, Inc., Sr. Sec’d. Notes, 9.125%, 06/01/17	165,000
Baa3	250	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 7.600%, 05/15/14	278,291
Baa3	82	9.400%, 05/15/39	130,579
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	78,935
Baa1	35	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	41,157
Baa3	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	120,265

			814,227

Consumer — 0.2%
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	345,832
Ba3	136	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	147,562

			493,394

Electric — 0.7%
Baa1	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	41,057
Baa1	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	152,216
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	166,205
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38(a)	72,953

Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35(a)	159,273
Baa1	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	164,862
Baa2	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	32,606
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	79,132
Baa1	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	28,362
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	96,587
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	142,639
Baa1	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	344,629
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	113,056
A2	110	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.875%, 04/15/14	117,378
A3	90	NSTAR LLC, Sr. Unsec’d. Notes, 4.500%, 11/15/19	100,365
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	65,863
A1	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	162,377
Baa1	105	Xcel Energy, Inc., Sr. Unsec’d. Notes, 4.800%, 09/15/41	117,497
Baa1	36	5.613%, 04/01/17	41,726

			2,198,783

Energy — Integrated
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	78,809

Energy — Other — 0.4%
Baa3	150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17(a)	174,245
Baa3	50	6.450%, 09/15/36(a)	57,806
Baa3	25	6.950%, 06/15/19	30,639
Ba3	150	Cie Generale de Geophysique - Veritas (France), Gtd. Notes, 9.500%, 05/15/16	163,875
B1	150	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	156,000
Baa2	140	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	145,467
Baa1	60	Phillips 66, Gtd. Notes, 144A, 2.950%, 05/01/17(a)	61,654
Baa3	20	Transocean, Inc. (Cayman Islands), Gtd. Notes, 7.350%, 12/15/41	24,198
Baa2	115	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20(a)	123,458
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	276,287

			1,213,629

Foods — 0.6%
A3	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	369,484
B3	125	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK, 8.625%, 05/01/16(a)	127,970
Baa2	177	Beam, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	193,882
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	226,868
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	181,024
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(c)(e)	178,412

Ba3	125	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	140,312
Baa2	85	Kraft Foods Group, Inc., Gtd. Notes, 144A, 5.000%, 06/04/42(a)	89,962
Ba2	110	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	125,537
Baa3	150	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16(b)	171,563

			1,805,014

Healthcare & Pharmaceutical — 0.5%
Baa2	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 09/15/12	201,922
Baa1	210	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	219,222
Baa1	120	5.375%, 05/15/43	129,809
Baa3	310	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	316,632
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	148,936
Baa2	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	114,507
Baa1	70	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41(a)	81,596
B3	100	HCA, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13	102,250
Baa2	250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	282,296
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	39,304
Baa3	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 08/15/19	86,227
A1	35	Wyeth LLC, Gtd. Notes, 5.500%, 02/01/14	37,670

			1,760,371

Healthcare Insurance — 0.4%
Baa1	110	Aetna, Inc., Sr. Unsec’d. Notes, 6.625%, 06/15/36	140,667
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	56,900
Baa2	140	6.150%, 11/15/36	164,123
Baa3	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	588,989
A3	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	72,245
A3	100	6.500%, 06/15/37	132,582
A3	80	6.625%, 11/15/37	107,078
Baa1	60	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42(a)	61,853

			1,324,437

Insurance — 1.0%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	84,039
A3	15	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	16,847
Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13(b)	132,595
Baa1	100	6.400%, 12/15/20	113,148
Baa1	155	8.250%, 08/15/18	187,114
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20(a)	173,275
A3	210	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(b)	216,825
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	96,406
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	192,395

Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(b)	36,600
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	118,659
Baa2	90	7.000%, 06/15/40	106,155
Baa2	70	8.750%, 07/01/19	88,149
A3	135	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 06/15/35	160,036
A3	15	6.375%, 06/15/34	18,879
A3	50	6.750%, 06/01/16	58,630
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	145,400
Aa2	60	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40	73,057
Baa1	150	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	150,085
Baa1	105	6.375%, 04/30/20	118,143
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	190,497
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(b)	114,400
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39(a)	309,903
Baa3	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	53,780
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	118,458
Baa2	90	6.150%, 08/15/19	100,395
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,801

			3,189,671

Lodging — 0.2%
B2	100	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	114,000

Baa3	500	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.750%, 05/15/18	580,780

			694,780

Media & Entertainment — 0.3%
Baa1	100	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	113,304
Baa1	70	6.150%, 02/15/41	81,855
Baa1	125	7.625%, 11/30/28	147,499
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.200%, 03/15/40	29,107
Baa2	30	6.250%, 03/29/41(a)	34,883
Baa2	160	7.250%, 10/15/17(a)	199,405
Baa2	20	7.625%, 04/15/31	25,833
Baa2	100	9.150%, 02/01/23	138,980
Baa1	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37(a)	133,369

			904,235

Metals — 0.4%
Baa3	385	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 5.375%, 06/01/13	395,959
Baa3	15	6.125%, 06/01/18(a)	15,209
Baa3	70	6.250%, 02/25/22(a)	68,559
Baa3	140	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 3.550%, 03/01/22	137,743
Ba1	190	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18(a)	189,050
A-(f)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	72,058
A-(f)	115	5.000%, 06/01/15	126,732
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	109,053
Baa2	85	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42(a)	81,440
Baa2	150	Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A, 2.850%, 11/10/14	152,852

			1,348,655

Non Captive Finance — 0.6%
A1	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(g)	702,046
A1	170	6.875%, 01/10/39(a)	219,322
A2	100	Sub. Notes, 5.300%, 02/11/21(a)	112,238
Ba3	400	International Lease Finance Corp., Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	408,500
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20	142,350
Ba1	180	8.450%, 06/15/18	201,600

			1,786,056

Paper — 0.2%
Baa3	40	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20 (original cost $39,765; purchased date 10/27/10)(c)(e)	46,415
Baa3	30	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	33,823
Baa3	175	7.300%, 11/15/39	218,490
Baa3	85	7.500%, 08/15/21	108,421
Ba1	95	Rock-Tenn Co., Unsec’d. Notes, 144A, 4.900%, 03/01/22(a)	97,868

			505,017

Pipelines & Other — 0.3%
Baa2	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 02/01/37	103,612
Baa3	90	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	92,980
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	61,411
Baa3	70	5.450%, 09/15/20	78,534
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	15,452
Baa2	500	Spectra Energy Capital LLC, Gtd. Notes, 6.200%, 04/15/18(a)	596,822
Baa2	45	6.250%, 02/15/13	46,290

			995,101

Railroads — 0.2%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	167,180
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	208,542
Baa1	105	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 05/17/25	126,845
Baa1	4	7.800%, 05/15/27	5,752

			508,319

Real Estate Investment Trusts — 0.3%
Baa2	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14	101,597
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19	140,976
Baa3	135	Post Apartment Homes LP, Sr. Unsec’d. Notes, 6.300%, 06/01/13	139,513
Baa2	11	ProLogis LP, Gtd. Notes, 6.875%, 03/15/20	13,156
A3	30	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	30,882
A3	30	3.375%, 03/15/22	30,133
A3	530	6.125%, 05/30/18	627,118

			1,083,375

Retailers — 0.1%
Baa2	110	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	130,946
A3	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	76,127
Baa3	45	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(a)	47,312
A2	130	Target Corp., Sr. Unsec’d. Notes, 4.000%, 07/01/42	128,053

			382,438

Technology — 0.3%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	61,945
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	72,163
BB(f)	125	NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A, 10.000%, 07/15/13	134,375
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14(a)	122,100
Ba1	125	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	133,750
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	471,813

			996,146

Telecommunications — 0.3%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	123,082
A2	33	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	37,873
A2	215	6.550%, 02/15/39	276,709
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30(b)	75,196
Baa3	75	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $84,771; purchased date 05/04/11 - 05/11/11)(a)(c)(e)	85,841
Baa3	200	7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(c)(e)	208,919
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	90,225
A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 5.500%, 11/15/19	46,531
Baa2	40	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	41,354
Ba3	100	Windstream Corp., Gtd. Notes, 8.125%, 08/01/13	105,375

			1,091,105

Tobacco — 0.3%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	325,185
Baa1	160	10.200%, 02/06/39	260,276
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	62,054
Baa3	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	264,125
Baa3	35	7.250%, 06/15/37	42,296

			953,936

		TOTAL CORPORATE BONDS (cost $32,697,601)	35,709,200

ASSET BACKED SECURITIES — 1.4%
Non-Residential Mortgage Backed Securities — 0.9%
Aaa	492	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.716%, 10/20/19(b)	470,091
Aaa	300	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.966%, 10/17/21(b)	296,561
Aaa	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.726%, 01/26/20(b)	230,196
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.644%, 02/20/15(b)	299,750
Aaa	234	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.697%, 08/21/20(b)	227,512
Aaa	52	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.808%, 12/15/16(b)	51,349
Aaa	500	Landmark CDO Ltd. (Cayman Islands), Ser. 2007-9A, Class A1, 144A, 0.682%, 04/15/21(b)	483,791
Aaa	200	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A, 1.267%, 02/15/16(b)	194,113
AA(f)	250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 2.964%, 08/17/22(b)	240,000

Aaa	500	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.716%, 11/01/18(b)	486,913

			2,980,276

Residential Mortgage Backed Securities — 0.5%
B2	75	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.895%, 03/25/33(b)	50,697
Ba1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.995%, 03/25/34(b)	443,229
B3	60	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 07/25/35	49,893
Ba1	136	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.506%, 07/25/34(b)	106,724
Aa1	59	HFC Home Equity Loan Asset Backed Certificates, Ser. 2005-2, Class M2, 0.734%, 01/20/35(b)	52,616
Baa2	464	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.295%, 12/25/33(b)	406,152
Caa3	130	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.145%, 07/25/32(b)	93,271
B2	125	Ser. 2002-NC4, Class M1, 1.520%, 09/25/32(b)	93,868
Caa2	30	RASC Trust, Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34	14,822
Ba3	212	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.010%, 02/25/34(b)	162,121
Ca	300	Ser. 2006-FR3, Class A3, 0.495%, 05/25/36(b)	99,932

			1,573,325

		TOTAL ASSET BACKED SECURITIES (cost $4,852,497)	4,553,601

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Caa2	470	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	351,128

B2	92	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 3.002%, 02/25/35(b)	79,260
Caa1	97	Ser. 2005-B, Class 2A1, 3.029%, 03/25/35(b)	82,193
Ba2	302	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 2.894%, 02/25/37(b)	290,421
Ba3	116	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	119,161
B1	192	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.880%, 07/25/35(b)	183,224
AAA(f)	11	Mastr Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	11,397
Baa1	145	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	149,640
Baa1	134	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.740%, 02/25/34(b)	129,421
CCC(f)	60	Washington Mutual Alternative Mortgage Pass- Through Certificates, Ser. 2005-1, Class 3A, 5.000%, 03/25/20	56,991

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,620,422)	1,452,836

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.9%
Aaa	482	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4, 4.153%, 11/10/38	495,152
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 07/10/46	507,959
Aaa	38	Ser. 2007-1, Class A2, 5.381%, 01/15/49	38,103
Aaa	600	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3, 5.369%, 10/10/45	646,852
AAA(f)	2,270	Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class X2, I/O, 0.772%, 02/13/46(b)	6,902
Aaa	655	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	685,587

AAA(f)	542	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O, 2.064%, 09/15/30(b)	21,906
Aaa	5	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	5,028
AAA(f)	1,200	Ser. 2005-C5, Class A4, 5.100%, 08/15/38	1,323,102
Aaa	750	Ser. 2005-C6, Class A4, 5.230%, 12/15/40	829,040
AAA(f)	800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.593%, 02/15/39(b)	894,069
AAA(f)	500	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.007%, 05/15/46(b)	533,100
Aaa	335	DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2, 3.642%, 08/10/44	361,103
Aaa	1,197	FHLMC Multifamily Structured Pass Through Certificates, Ser. K501, Class X1A, I/O, 1.880%, 08/25/16(b)	64,872
AAA(f)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 05/10/43	687,561
Aaa	364	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	372,817
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	548,413
Aaa	350	Ser. 2005-CB13, Class ASB, 5.285%, 01/12/43	364,730
Aaa	53	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	53,260
Aa2	100	Ser. 2005-LDP2, Class AM, 4.780%, 07/15/42	106,264
Aaa	580	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	618,302
Aaa	17,697	Ser. 2006-LDP6, Class X2, I/O, 0.224%, 04/15/43(b)	12,830
Aaa	300	Ser. 2012-CBX, Class A3, 3.139%, 06/16/45	307,273

AAA(f)	141	LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2, 5.084%, 02/15/31	141,893
Aaa	4	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	3,778
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	412,609
Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.093%, 06/12/46(b)	544,112
Aaa	299	Ser. 2007-6, Class A2, 5.331%, 03/12/51	306,870
Aaa	1,479	Ser. 2007-7, Class ASB, 5.745%, 06/12/50(b)	1,537,990
Aaa	500	Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.600%, 03/12/44(b)	557,107
AAA(f)	700	Ser. 2006-IQ11, Class A4, 5.894%, 10/15/42(b)	788,199
Aaa	200	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	210,414
Aaa	948	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	992,775
AAA(f)	260	Ser. 2007-T27, Class AAB, 5.824%, 06/11/42(b)	271,600
Aa1	135	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(b)	146,367
Aaa	150	Ser. 2006-C25, Class A4, 5.922%, 05/15/43(b)	170,490
Aaa	244	Ser. 2007-C33, Class A2, 6.052%, 02/15/51(b)	243,454

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $14,865,870)	15,811,883

FOREIGN AGENCIES — 0.7%
Aaa	1,220	Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A, 2.700%, 11/25/14	1,274,945
A1	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	111,527
A1	120	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	129,075

Aaa	115	Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, 2.375%, 08/25/21	115,675
A3	250	Petrobras International Finance Co. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21(a)	269,443
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.299%, 05/15/17	486,450

		TOTAL FOREIGN AGENCIES (cost $2,279,607)	2,387,115

MORTGAGE BACKED SECURITIES — 12.0%
	500	Federal Home Loan Mortgage Corp., 3.000%, TBA 15 YR	522,734
	500	3.500%, TBA 30 YR(h)	524,531
	1,628	4.000%, 06/01/26 - 11/01/39	1,731,096
	1,103	4.500%, 10/01/39	1,178,299
	2,500	4.500%, TBA 30 YR(h)	2,669,922
	733	5.000%, 07/01/18 - 05/01/34	793,025
	1,500	5.000%, TBA 30 YR(h)	1,611,797
	175	5.219%, 12/01/35(b)	187,439
	1,110	5.500%, 12/01/33 - 10/01/37	1,214,518
	236	6.000%, 01/01/34	264,732
	78	7.000%, 10/01/31 - 05/01/32	91,566
	323	Federal National Mortgage Association, 2.563%, 07/01/37(b)	346,185
	1,000	3.000%, TBA 15 YR	1,047,656
	444	3.500%, 06/01/39	467,695
	1,250	3.500%, TBA 15 YR(h)	1,320,703
	1,500	3.500%, TBA 30 YR(h)	1,572,422
	2,000	3.500%, TBA 30 YR(h)	2,102,188
	1,853	4.500%, 07/01/19 - 09/01/39	1,991,290
	947	5.000%, 10/01/18 - 02/01/36	1,029,645
	1,555	5.500%, 12/01/16 - 07/01/34	1,710,729
	2,198	6.000%, 09/01/17 - 08/01/38	2,456,491
	2,129	6.500%, 05/01/13 - 10/01/37	2,415,650
	52	7.000%, 06/01/32	61,228
	4	7.500%, 09/01/30	4,796
	8	8.000%, 12/01/23	8,986
	8	8.500%, 02/01/28	10,129
	500	Government National Mortgage Association, 3.500%, TBA 30 YR(h)	534,375
	2,000	4.000%, TBA 30 YR(h)	2,181,562
	2,750	4.500%, TBA 30 YR(h)	3,022,851
	1,500	5.000%, TBA 30 YR(h)	1,650,469

	1,598	5.500%, 07/15/33 - 02/15/36	1,788,276
	1,000	6.000%, TBA 30 YR	1,122,656
	377	6.500%, 09/15/23 - 08/15/32	434,676
	80	7.000%, 06/15/24 - 05/15/31	93,510
	9	7.500%, 04/15/29 - 05/15/31	9,250
	79	8.000%, 08/15/22 - 06/15/25	90,315

		TOTAL MORTGAGE BACKED SECURITIES (cost $36,800,447)	38,263,392

MUNICIPAL BONDS — 0.6%
Aa3	220	Bay Area Toll Auth. Toll Bridge Rev., Taxable, Build America Bonds, 6.263%, 04/01/49	293,671
A1	160	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 01/01/40	204,861
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds, 6.731%, 07/01/43	180,811
A3	165	New Jersey State Tpk. Auth. Rev., Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 01/01/40	241,458
Aa1	190	New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 08/01/36	230,979
Aa1	65	Ohio State University Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	78,413
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds, 4.879%, 12/01/34	51,039
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, Build America Bonds, 5.834%, 11/15/34	90,207
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds, 5.511%, 12/01/45	95,481
A1	210	State of California, GO, Build America Bonds, 7.300%, 10/01/39	262,340
A1	90	State of California, GO, Tax. Var. Purp., Build America Bonds, 7.500%, 04/01/34	112,664
A1	40	7.550%, 04/01/39	51,819
A2	90	State of Illinois, GO, 4.421%, 01/01/15	94,711

Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds, 5.028%, 04/01/26	60,852

		TOTAL MUNICIPAL BONDS (cost $1,665,138)	2,049,306

SOVEREIGN BONDS — 0.2%
Baa1	118	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44	127,145
Baa1	400	Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A, 3.250%, 04/04/17	402,496

		TOTAL SOVEREIGN BONDS (cost $514,928)	529,641

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
	135	Federal Home Loan Banks, 5.500%, 07/15/36(a)	182,098
	330	Resolution Funding Corp. Interest Strip, 1.340%, 04/15/18(i)	305,981

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $416,701)	488,079

U.S. GOVERNMENT TREASURY SECURITIES — 5.4%
	1,290	U.S. Treasury Bonds, 3.000%, 05/15/42(a)	1,351,074
	795	3.125%, 02/15/42	853,879
	443	U.S. Treasury Inflation Indexed Bond, 0.750%, 02/15/42	464,590
	3,290	U.S. Treasury Notes, 0.750%, 08/15/13	3,307,608
	220	0.750%, 06/30/17	220,223
	920	1.000%, 06/30/19	912,669
	2,000	4.625%, 02/15/17	2,356,250
	800	U.S. Treasury Strip Coupon, 1.930%, 05/15/22(i)	670,190
	3,665	2.150%, 05/15/24(i)	2,844,392
	1,880	2.180%, 08/15/24(i)	1,444,782
	500	2.250%, 02/15/25(i)	376,604
	885	2.280%, 11/15/23(i)	700,574
	1,600	2.610%, 05/15/25(i)	1,192,682
	790	2.840%, 08/15/26(i)	561,208

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $15,469,166)	17,256,725

	TOTAL LONG-TERM INVESTMENTS (cost $268,711,141)	308,722,197

SHORT-TERM INVESTMENTS — 15.8%
U.S. GOVERNMENT TREASURY SECURITY — 0.1%
420	U.S.Treasury Bills 0.080%, 09/20/12(g)(j) (cost $419,924)	419,932

Shares
AFFILIATED MUTUAL FUNDS — 15.7%
2,262,094	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $21,998,568)	20,336,223
29,800,252	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $29,800,252; includes $19,503,220 of cash collateral received for securities on loan)	29,800,252

	TOTAL AFFILIATED MUTUAL FUNDS (cost $51,798,820)	50,136,475

	TOTAL SHORT-TERM INVESTMENTS (cost $52,218,744)	50,556,407

	TOTAL INVESTMENTS — 112.3% (cost $320,929,885)(m)	359,278,604
	LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (12.3%)	(39,304,524)

	NET ASSETS — 100.0%	$ 319,974,080

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Association

GO—General Obligation

HFC—Housing Finance Corp.

I/O—Interest Only

LLC—Limited Liability Corp.

LP—Limited Partnership

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

NR—Not Rated

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

SA—Special Assessment

Strip—Separate trading of registered interest and principal of securities

TBA—To Be Announced

*	Non-income producing security.
†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,141,570; cash collateral of $19,503,220 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Indicates a restricted security, the aggregate original cost of such securities is $899,034. The aggregate value of $1,001,017 is approximately 0.3% of net assets.
(f)	Standard and Poor’s Rating.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Principal amount of $13,250,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(i)	The rate shown is the effective yield at June 30, 2012.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$324,211,089	$45,303,241	$(10,235,726)	$35,067,515

The difference between book basis and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investment companies and trust preferred securities as of the most recent fiscal year end.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
29	2 Year U.S. Treasury Notes	Sep. 2012	$6,385,760	$6,385,437	$(323)
154	5 Year U.S. Treasury Notes	Sep. 2012	19,081,629	19,091,187	9,558
67	E-mini S&P 500	Sep. 2012	4,356,152	4,543,940	187,788
8	mini MSCI EAFE Index	Sep. 2012	537,471	569,520	32,049

					229,072

	Short Positions:
7	10 Year U.S. Treasury Notes	Sep. 2012	934,752	933,625	1,127
26	U.S. Long Bond	Sep. 2012	3,832,403	3,847,188	(14,785)
2	U.S. Ultra Bond	Sep. 2012	334,060	333,687	373

					(13,285)

					$215,787

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
$2,855	08/31/16	0.934%	3 month LIBOR(b)	$14,680	$—	$14,680	Credit Suisse International
2,840	08/31/16	0.928	3 month LIBOR(b)	13,897	—	13,897	Citibank NA
2,840	08/31/16	0.977	3 month LIBOR(a)	(19,570)	—	(19,570)	Citibank NA
890	08/31/16	0.975	3 month LIBOR(a)	(6,065)	—	(6,065)	JPMorgan Chase Bank NA
890	08/31/16	0.978	3 month LIBOR(a)	(6,193)	—	(6,193)	JPMorgan Chase Bank NA
245	09/14/16	1.206	3 month LIBOR(a)	(4,753)	—	(4,753)	Deutsche Bank AG
4,240	11/30/16	0.945	3 month LIBOR(a)	(11,367)	—	(11,367)	Citibank NA
4,240	11/30/16	0.948	3 month LIBOR(a)	(11,840)	—	(11,840)	Citibank NA
2,660	11/30/16	0.913	3 month LIBOR(a)	(3,602)	—	(3,602)	JPMorgan Chase Bank NA
750	07/20/21	3.035	3 month LIBOR(b)	97,584	—	97,584	Citibank NA
690	11/23/21	2.148	3 month LIBOR(a)	(28,045)	—	(28,045)	Citibank NA
170	01/30/22	2.082	3 month LIBOR(a)	(6,722)	—	(6,722)	Citibank NA
360	02/07/22	2.056	3 month LIBOR(a)	(13,177)	—	(13,177)	Citibank NA
530	04/12/22	2.111	3 month LIBOR(b)	19,349	—	19,349	Citibank NA

				$34,176	$—	$34,176

LIBOR—London Interbank Offered Rate

(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$240	$1,776	$—	$1,776	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000	300	4,436	—	4,436	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970	500	8,520	—	8,520	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.130	500	7,783	—	7,783	Merrill Lynch Capital Services, Inc.
Starwood Hotel & Resorts Worldwide, Inc.	06/20/18	1.450	500	2,768	—	2,768	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050	300	(33,427)	—	(33,427)	Deutsche Bank AG

				$(8,144)	$—	$(8,144)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2012 categorized by risk exposure:

Derivative Fair Value at 06/30/12
Credit contracts	$(8,144)
Equity contracts	220,818
Interest rate contracts	30,126

Total	$242,800

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$174,683,853	$14,911,631	$—
Exchange Traded Fund	264,788	—	—
Preferred Stocks	284,190	74,976	—
Rights	981	—	—
Corporate Bonds	—	35,709,200	—
Asset Backed Securities	—	4,313,601	240,000
Collateralized Mortgage Obligations	—	1,452,836	—
Commercial Mortgage Backed Securities	—	15,811,883	—
Foreign Agencies	—	2,387,115	—
Mortgage Backed Securities	—	38,263,392	—
Municipal Bonds	—	2,049,306	—
Sovereign Bonds	—	529,641	—
U.S. Government Agency Obligations	—	488,079	—
U.S. Government Treasury Securities	—	17,676,657	—
Affiliated Mutual Funds	50,136,475	—	—
Other Financial Instruments*
Futures	215,787	—	—
Interest Rate Swaps	—	34,176	—
Credit Default Swaps	—	(8,144)	—

Total	$225,586,074	$133,694,349	$240,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    August 23, 2012

*	Print the name and title of each signing officer under his or her signature.